--------------------------------------------------------------------------------

BT Alex. Brown Cash Reserve Fund, Inc.
P.O. Box 17250
Baltimore, Maryland 21203

                              -------------------
                                  BULK RATE
                                 U.S. POSTAGE
                                     PAID
                                Baltimore, MD.
                                Permit No. 8614
                              -------------------









             BT ALEX. BROWN
             CASH RESERVE
             FUND, INC.


             Prime Series
             Treasury Series
             Tax-Free Series




             Prospectus
             & Application

             August 1, 1997, as
             supplemented through
             September 1, 1997



[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
P. O. Box 17250
Baltimore, Maryland 21203

BT Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is a money market fund designed for individuals, businesses, institutions and fiduci-aries which seek as high a level of current income (tax-exempt current income in the case of the Tax-Free Series) as is consistent with preservation of capital and liquidity.


The Fund offers three Series of Shares:

o Prime Series

o Treasury Series

o Tax-Free Series


This Prospectus relates to the BT Alex. Brown Cash Reserve Shares of each of the above Series.

Other principal features of the Fund are:



o Fund shares are sold without purchase or redemption charges;
o Dividends are declared daily and paid monthly in additional shares or cash;
  and
o Wire transfers, free check redemptions and other convenient cash management services are available.


For current yield information and for purchase and redemption information, call your BT Alex. Brown Incorporated investment representative or (410) 895-5995.


This Prospectus sets forth basic information that investors should know about the Fund prior to investing and should be read and retained for future reference. A statement of additional information dated August 1, 1997, as supplemented through September 1, 1997, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 553-8080.

                               TABLE OF CONTENTS




                                      Page
 1. Table of Fees and Expenses          2
 2. Financial Highlights                3
 3. Investment Program                  6
 4. How to Invest in the Fund           9
 5. How to Redeem Shares               11
 6. Dividends and Taxes                13
 7. Management of the Fund             14
 8. Current Yield                      16
 9. General Information                16
Application                            A-1


AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT ANY SERIES WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANKERS TRUST COMPANY OR ANY OTHER BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                     Prospectus Dated: August 1, 1997, as
                     supplemented through September 1, 1997

1 Table of Fees and
  Expenses

The following table of fees and expenses is provided to assist investors in understanding the various costs and expenses that an investor in each Series of the Fund may bear directly and indirectly. A person who purchases shares of the Fund through a financial institution may be charged separate fees by the financial institution. Actual expenses may be greater or less than those shown.






                                                                      Prime      Treasury    Tax-Free
                                                                      Series      Series      Series
                                                                     ----------  ----------  ---------
Shareholder Transaction Expenses
--------------------------------
 Maximum Sales Charge Imposed on Purchases ........................    None        None       None
 Maximum Sales Charge Imposed on Reinvested Dividends  ............    None        None       None
 Maximum Deferred Sales Charge    .................................    None        None       None
 Redemption Fees   ................................................    None        None       None

Annual Fund Operating Expenses                                       As a % of Average Daily Net Assets
------------------------------                                       ----------------------------------
 Management Fees (See "Management of the Fund -- Investment Advisor
   and Sub-Advisor")  .............................................    .27%        .25%       .28%
 12b-1 Fees (See "Management of the Fund -- Distributor")    ......    .25%        .25%       .25%
 Other Expenses    ................................................    .11%        .11%       .09%
                                                                       ----        ----       ----
 Total Fund Operating Expenses    .................................    .63%        .61%       .62%
                                                                       ====        ====       ====


Example

Assuming a hypothetical investment of $1,000, a 5% annual return and redemption at the end of each time period, an investor in each Series would have paid transaction and operating expenses at the end of each year as follows:




                     Prime      Treasury     Tax-Free
                     Series      Series       Series
                     --------   ----------   ---------
 1 year  .........     $ 6         $ 6          $ 6
 3 years    ......     $20         $20          $20
 5 years    ......     $35         $34          $35
 10 years   ......     $79         $76          $77



The Expenses and Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

2 Financial Highlights

The financial highlights included in these tables are a part of the Fund's financial statements for the Prime Series, the Treasury Series and the Tax-Free Series for the indicated fiscal periods that have been audited by the Fund's independent accountants. The financial statements and financial highlights for the fiscal year ended March 31, 1997 and the report of the Fund's independent accountants thereon are included in the Statement of Additional Information, which can be obtained at no charge by calling the Fund at (800) 553-8080.


Prime Series

(For a share outstanding throughout each period)




                                                           For the Year Ended March 31,
                                    --------------------------------------------------------------------------
                                        1997(1)            1996(1)            1995(1)            1994(1)               1993(1)
                                    -----------------  -----------------  -----------------  -----------------     -----------------
Per Share Operating
 Performance:
 Net asset value at beginning of
  period   .......................   $         1.00     $         1.00     $         1.00     $         1.00        $         1.00
                                     --------------     --------------     --------------     --------------        --------------
Income from Investment
 Operations:
 Net investment income   .........           0.0478             0.0524             0.0442             0.0262                0.0295
Less Distributions:
 Dividends from net
  investment income ..............          (0.0478)           (0.0524)           (0.0442)           (0.0262)              (0.0295)
                                     --------------     --------------     --------------     --------------        --------------
 Net asset value at end of
  period   .......................   $         1.00     $         1.00     $         1.00     $         1.00        $         1.00
                                     ==============     ==============     ==============     ==============        ==============
Total Return:
 Based on net asset value per
  share ..........................             4.88%              5.36%              4.51%              2.65%                 2.99%
Ratios to Average Daily Net
 Assets:
 Expenses ........................             0.63%              0.60%              0.61%              0.62%                 0.63%
 Net investment income   .........             4.78%              5.21%              4.46%              2.62%                 2.95%
Supplemental Data:
 Net assets at end of period   ...   $2,552,053,912     $2,392,658,047     $1,479,806,435     $1,368,451,627        $1,481,103,834
 Number of shares outstanding
  at end of period  ..............    2,552,045,195      2,392,661,216      1,479,804,186      1,368,449,549         1,481,101,756

                                                                                                    For the
                                                                                                     Eleven           For the
                                                                                                     Months          Year Ended
                                                                                                     Ended            April 30,
                                                                                                   March 31,        --------------
                                         1992(1)            1991(1)             1990                1989(2)             1988
                                     -----------------  -----------------  -----------------    ------------------  --------------
Per Share Operating
 Performance:
 Net asset value at beginning of
  period   .......................    $         1.00     $         1.00     $         1.00      $         1.00      $      1.00
                                      --------------     --------------     --------------      --------------      ------------
Income from Investment
 Operations:
 Net investment income   .........            0.0485             0.0734             0.0846              0.0712           0.0647
Less Distributions:
 Dividends from net
  investment income ..............           (0.0485)           (0.0734)           (0.0846)            (0.0712)         (0.0647)
                                      --------------     --------------     --------------      --------------      ------------
 Net asset value at end of
  period   .......................    $         1.00     $         1.00     $         1.00      $         1.00      $      1.00
                                      ==============     ==============     ==============      ==============      ============
Total Return:
 Based on net asset value per
  share ..........................              4.96%              7.59%              8.80%               8.01%(3)         6.67%
Ratios to Average Daily Net
 Assets:
 Expenses ........................              0.61%              0.59%              0.52%               0.54%(3)         0.52%
 Net investment income   .........              4.84%              7.31%              8.42%               7.81%(3)         6.46%
Supplemental Data:
 Net assets at end of period   ...    $1,512,362,510     $1,295,888,161     $1,312,276,151      $1,084,793,157      $874,051,953
 Number of shares outstanding
  at end of period  ..............     1,512,360,432      1,295,888,161      1,312,272,415       1,084,789,421       874,047,336


--------
(1) Financial information for fiscal years ended March 31, 1997, 1996, 1995, 1994, 1993, 1992 and 1991, respectively, is given for the BT Alex. Brown Cash Reserve Shares class of the Prime Series.
(2) The Fund's fiscal year-end was changed to March 31.
(3) Annualized.

Treasury Series

(For a share outstanding throughout each period)




                                                     For the Year Ended March 31,
                                   ----------------------------------------------------------------
                                     1997(1)         1996(1)          1995(1)          1994(1)
                                   --------------  --------------  ---------------  ---------------
Per Share Operating
 Performance:
 Net asset value at
  beginning of period ...........   $       1.00    $       1.00      $      1.00     $       1.00
                                    ------------    ------------      ------------     ------------
Income from Investment
 Operations:
 Net investment income  .........         0.0453          0.0494           0.0411           0.0255
Less Distributions:
 Dividends from net
 investment income   ............        (0.0453)        (0.0494)         (0.0411)         (0.0255)
                                    ------------    ------------      ------------     ------------
 Net asset value at end of
  period  .......................   $       1.00    $       1.00      $       1.00     $       1.00
                                    ============    ============      ============     ============
Total Return:
 Based on net asset value per
  share   .......................           4.63%           5.05%            4.19%            2.58%
Ratios to Average Daily Net
 Assets:
 Expenses   .....................           0.61%           0.58%            0.55%)           0.54%
 Net investment income  .........           4.54%           4.94%            4.09%)           2.55%
Supplemental Data:
 Net assets at end of period        $678,444,803    $666,814,158      $512,167,212    $581,724,214
 Number of shares
  outstanding at end of
  period  .......................    678,391,386     666,762,028       512,162,864     581,723,448

                                                                                                       For the
                                                                                                       Eleven
                                                                                                       Months           For the
                                                                                                        Ended         Year Ended
                                                                                                      March 31,        April 30,
                                    1993(1)         1992(1)         1991(1)           1990             1989(2)           1988
                                 ---------------  --------------  --------------  --------------  ---------------   -------------
Per Share Operating
 Performance:
 Net asset value at
  beginning of period ...........   $      1.00    $       1.00    $       1.00    $       1.00      $      1.00     $       1.00
                                    ------------   ------------    ------------    ------------      ------------    ------------
Income from Investment
 Operations:
 Net investment income  .........        0.0285          0.0477          0.0698          0.0829           0.0696           0.0617
Less Distributions:
 Dividends from net
  investment income   ...........       (0.0285)        (0.0477)        (0.0698)        (0.0829)         (0.0696)         (0.0617)
                                    ------------   ------------    ------------    ------------      ------------    ------------
 Net asset value at end of
  period  .......................   $      1.00    $       1.00    $       1.00    $       1.00      $      1.00     $       1.00
                                    ============   ============    ============    ============      ============    ============
Total Return:
 Based on net asset value per
 share   ........................          2.89%           4.88%           7.21%           8.61%            7.82%)           6.35
Ratios to Average Daily Net
 Assets:
 Expenses   .....................          0.55%)          0.55%           0.56%           0.41%            0.44%)           0.45
 Net investment income  .........          2.87%)          4.76%           6.82%           8.25%            7.50%)           6.17
Supplemental Data:
 Net assets at end of period       $618,175,839    $725,010,207    $716,551,599    $272,467,125     $235,086,589     $280,628,025
 Number of shares
  outstanding at end of
  period  .......................   618,152,465     725,010,207     716,551,599     272,509,276      235,197,074      280,519,083


--------
(1) Financial information for fiscal years ended March 31, 1997, 1996, 1995, 1994, 1993, 1992 and 1991, respectively, is given for the BT Alex. Brown Cash Reserve Shares class of the Treasury Series.
(2) The Fund's fiscal year-end was changed to March 31.
(3) Annualized.
(4) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.56% for the fiscal years ended March 31, 1995, 1994 and 1993, respectively.
(5) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.08%, 2.53%, and 2.86% for the years ended March 31, 1995, 1994 and 1993, respectively.

Financial Highlights (concluded)
Tax-Free Series

(For a share outstanding throughout each period)




                                                                For the Year Ended March 31,
                               ----------------------------------------------------------------------------------------------
                                   1997                            1995            1994            1993            1992
                               --------------      1996        --------------  --------------  --------------  --------------
Per Share Operating
 Performance:
 Net asset value at
  beginning of period  ......  $      1.00     $      1.00     $      1.00     $      1.00     $      1.00      $       1.00
                               ------------    ------------    ------------    ------------    ------------     -------------
Income from Investment
 Operations:
 Net investment income              0.0286          0.0318          0.0271          0.0184          0.0213           0.0353
Less Distributions:
 Dividends from net
  investment income    ......      (0.0286)        (0.0318)        (0.0271)        (0.0184)        (0.0213)         (0.0353)
                               ------------    ------------    ------------    ------------    ------------     -------------
 Net asset value at end of
  period   ..................  $      1.00     $      1.00     $      1.00     $      1.00     $      1.00      $      1.00
                               ============    ============    ============    ============    ============     =============
Total Return:
 Based on net asset value
  per share   ...............         2.90%           3.23%           2.75%           1.86%           2.15%            3.59%
Ratios to Average Daily
 Net Assets:
 Expenses  ..................         0.62%           0.60%           0.57%           0.58%           0.60%            0.56%(3)
 Net investment income                2.86%           3.16%           2.74%           1.84%           2.13%            3.49%(4)
Supplemental Data:
 Net assets at end of
  period   .................. $647,212,025    $571,507,000    $475,384,229    $378,859,232    $315,661,447     $304,987,823
 Number of shares
  outstanding at end
  of period   ...............  647,283,274     571,593,265     475,474,913     378,939,262     315,700,742      305,008,959


                               For the Period
                               Dec. 17, 19901
                                  through
                               March 31, 1991
                               ---------------
Per Share Operating
 Performance:
 Net asset value at
  beginning of period  ......   $       1.00
                                --------------
Income from Investment
 Operations:
 Net investment income                0.0124
Less Distributions:
 Dividends from net
  investment income    ......        (0.0124)
                                --------------
 Net asset value at end of
  period   ..................   $       1.00
                                ==============
Total Return:
 Based on net asset value
  per share   ...............           4.35%(2)
Ratios to Average Daily
 Net Assets:
 Expenses  ..................           0.53%(2)
 Net investment income                  4.25%(2)
Supplemental Data:
 Net assets at end of
  period   ..................   $256,895,180
 Number of shares
  outstanding at end
  of period   ...............    256,895,680



--------

(1) Date operations commenced.
(2) Annualized.
(3) Ratio of expenses to average daily net assets prior to partial fee waivers was .57% for the year ended March 31, 1992.
(4) Ratio of net investment income to average daily net assets prior to partial fee waivers was 3.48% for the year ended March 31, 1992.

3 Investment Program


Investment Objectives


The investment objective of each Series of the Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The Tax-Free Series seeks income exempt from federal income taxes. Each Series endeavors to achieve its objective by investing in a diversified portfolio of domestic money market instruments that satisfy strict credit quality standards and that mature within 397 days or less from the date of purchase. The Tax-Free Series endeavors to achieve its objective by investing in a diversified portfolio of high quality, short-term municipal obligations. (See "Portfolio Investments -- Treasury Series -- Prime Series -- Tax-Free Series.")



Portfolio Investments

 -- Treasury Series

The Treasury Series may invest in U.S. Treasury obligations consisting of marketable securities and instruments issued by the U.S. Treasury, including bills, notes, bonds and other obligations. It is management's intention to have 100% of the Treasury Series' assets invested in such instruments at all times. In unusual circumstances, up to 10% of the Treasury Series' assets may be invested in repurchase agreements collateralized by U.S. Treasury obligations. Such investments will be made only when it is necessary to ensure that the Series is fully invested while satisfying its liquidity requirements.


 -- Prime Series

In addition to the U.S. Treasury obligations described above and repurchase agreements collateralized by U.S. Treasury securities, the Prime Series may invest in obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. Some of these obligations are backed by the full faith and credit of the U.S. Government (e.g., the Government National Mortgage Association), others are supported by the issuing agency's right to borrow from the U.S. Treasury (e.g., securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (e.g., the Federal National Mortgage Association).

The Prime Series may also invest in a broad range of commercial and bank obligations that the investment advisor, under guidelines established by the Board of Directors, believes present minimal credit risk and that satisfy the criteria for such obligations described below:

The Prime Series may invest in instruments consisting of commercial paper and variable amount master demand notes. Eligible commercial paper is limited to short-term, unsecured promissory notes issued by corporations that (i) are rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1+ or A-1 by Standard and Poor's Ratings Group ("S&P") or (ii) if not rated by Moody's or S&P, are of comparable quality to Prime-1 or A-1+ or A-1 instruments as determined by the Fund's investment advisor; and (iii) are otherwise "Eligible Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula.

Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. All master demand notes acquired by the Prime Series will be payable within a prescribed notice period not to exceed seven days. (See the Statement of Additional Information for information with respect to commercial paper and bond ratings.)


The Prime Series may also invest in bank instruments consisting mainly of certificates of deposit and bankers' acceptances that (i) are issued by U.S. banks that satisfy applicable quality standards; or (ii) are fully insured as to principal and interest by the Federal Deposit Insurance Corporation.


 -- Tax-Free Series

The Tax-Free Series may invest in municipal securities consisting of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public purposes (including the construction of a wide range of public facilities), for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities ("private activity bonds"); provided that the interest paid on such debt obligations and private activity bonds, in the opinion of bond counsel, is exempt from federal income taxes.


The Tax-Free Series invests in high quality municipal securities that the investment advisor believes, under guidelines established by the Board of Directors, present minimal credit risk and that at the time of purchase are rated within the two highest credit categories assigned by the recognized rating agencies (provided that such purchases would be further limited unless the instrument meets the definition of "Eligible Security" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended), including: (1) bonds rated Aaa or Aa by Moody's or AAA or AA by S&P; (2) municipal commercial paper rated Prime-1 or Prime-2 by Moody's or A-1+, A-1 or A-2 by S&P; (3) municipal notes and floating and variable rate demand obligations rated SP-1 or higher by S&P or MIG2 or VMIG or higher by Moody's; and (4) obligations secured by letters of credit providers rated within the two highest categories by any nationally recognized bank rating agency approved by the Fund's Board of Directors. The Tax-Free Series may purchase unrated securities if they are determined by the investment advisor, under guidelines established by the Board of Directors, to be of comparable value to those obligations rated in the categories described above.


The Tax-Free Series may hold cash reserves pending investment of such reserves in municipal securities.


It is a fundamental policy of the Tax-Free Series to have its assets invested so that at least 80% of the Series' income will be exempt from federal income taxes, and it is the Tax-Free Series' present intention (but it is not a fundamental policy) to invest its assets so that 100% of its annual interest income will be tax-exempt. From time to time, on a temporary basis or for defensive purposes, however, the Fund may invest up to all of its assets in taxable short-term investments that meet the criteria for investment for the Treasury or Prime Series as described above.

The Tax-Free Series will seek to avoid the purchase of private activity bonds the interest on which will be considered to be an item of preference for purposes of alternative minimum tax liability for individuals under the Internal Revenue Code of 1986, as amended (the "Code").



Other Investment Practices


The Fund may enter into the following arrangements with respect to any Series:


When-Issued Securities involving commitments by a Series to purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. A Series will generally not pay for such securities or start earning interest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities.


The Prime Series and the Treasury Series may also enter into the following arrangements:



Repurchase Agreements under which the purchaser (for example, a Series of the Fund) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. Although the underlying collateral for repurchase agreements may have maturities exceeding 397 days, repurchase agreements entered into by a Series will not have a stated maturity in excess of seven days from the date of purchase. A Series may enter into repurchase agreements with institutions that the Fund's Board of Directors believes present minimal credit risk. Default by, or bankruptcy proceedings with respect to the seller may, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.



The Prime Series may also enter into the following arrangements:



Reverse Repurchase Agreements involving the sale of money market instruments held by the Prime Series, with an agreement to repurchase the instruments at an agreed upon price and date. The Prime Series will employ reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions. The Prime Series will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities retained by the Prime Series in lieu of liquidation may decline below the repurchase price of the securities sold by the Prime Series, which it is obligated to repurchase.



Investment Restrictions



The Fund's investment program is subject to a number of investment restrictions that reflect self-imposed standards as well as federal regulatory limitations, the most significant of which are set forth as follows:



(1) No Series may purchase securities of any issuer (other than obligations of the U.S. Government, its agencies or instrumentalities and any municipal securities guaranteed by the U.S. Government), if immediately after such purchase more than 5% of the value of such Series' assets would be invested in such issuer;

(2) No Series may borrow money or issue senior securities, except that (i) any Series may borrow money from banks for temporary purposes in amounts up to 10% of the value of such Series' total assets at the time of borrowing, provided that any such borrowings are repaid prior to the purchase of additional portfolio securities, (ii) the Prime Series may enter into reverse repurchase agreements in accordance with its investment program and (iii) any Series of the Fund may enter into commitments to purchase securities in accordance with its investment program;

(3) No Series may lend money or securities except to the extent that a Series' investments may be considered loans;

(4) The Prime Series may not purchase any commercial paper or variable rate demand notes that would cause more than 25% of the value of the Series' total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; and

(5) The Tax-Free Series may not purchase any securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit and guarantees of banks) that would cause more than 25% of the value of the Series' total net assets at the time of such purchase to be invested in: (i) securities of one or more issuers conducting their principal activities in the same state; (ii) securities, the interest on which is paid from revenues of projects with similar characteristics; or (iii) industrial development bonds the obligors of which are in the same industry.

(6) The Tax-Free Series will be invested so that at least 80% of the Series' income will be exempt from federal income taxes.


The investment objectives of each Series of the Fund as described under "Investment Objectives" and the foregoing restrictions are matters of fundamental policy except where noted and may not be changed without the affirmative vote of a majority of the outstanding shares of the Series affected. The Treasury Series has a policy, which may be changed by the Fund's Board of Directors and without shareholder approval, of limiting investments in U.S. Government obligations to U.S. Treasury obligations.


The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information.






4 How to Invest in the Fund

General Information on Purchases


Shares of any Series may be purchased from BT Alex. Brown Incorporated ("BT Alex. Brown") or through securities dealers that have entered into dealer agreements with the Fund's distributor (the "Distributor") ("Participating Dealers") or through institutions that maintain accounts with the Fund on behalf of their customers. The terms and conditions under which purchases will be effected may be subject to terms and conditions set forth in agreements between the investor and BT Alex. Brown, a Participating Dealer or other institution through which investments are made.


The minimum initial investment in any Series of the Fund is $1,500. Subsequent investments in the same Series must be at least $100. Orders for the purchase of Fund shares are accepted only on a "business day of the Fund," which means any day on which PNC Bank, National Association ("PNC"), the Fund's custodian, and the New York Stock Exchange are open for business. It is expected that during the next twelve months, PNC and/or the New York Stock Exchange will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

An order to purchase Fund shares is effective only when BT Alex. Brown receives an order in proper form and federal funds are available to the Fund for investment. The Fund reserves the right to reject any order for the purchase of Fund shares. Fund shares are purchased at the net asset value next determined after acceptance of the order.

The net asset value of all shares of the Treasury Series and the Tax-Free Series is determined daily as of 11:00 a.m. (Eastern Time) and the net asset value of all shares of the Prime Series is determined daily as of 12:00 noon (Eastern Time) on each business day of the Fund. Because the Fund uses the amortized cost method of valuing the portfolio securities of each Series and rounds the per share net asset value of shares of each Series, it is anticipated that the net asset value of each Series will remain constant at $1.00 per share, but there can be no assurance that this objective can be met. Share purchases for the Treasury Series and Tax-Free Series effected before 11:00 a.m. (Eastern Time) and share purchases for the Prime Series effected before 12:00 noon (Eastern Time) begin to earn dividends on the same business day. Share purchases received after these times begin to earn dividends on the following day. Payments transmitted by check are normally converted into federal funds within two business days and are accepted subject to collection at full face amount. If purchases of shares are made by check, redemption of those shares may be restricted. (See "How to Redeem Shares.")

Purchases through BT Alex. Brown
Shares of any Series of the Fund may be purchased with funds on account with BT Alex. Brown. Any investor who does not already maintain a BT Alex. Brown account may open one by calling a BT Alex. Brown investment representative or by completing the application included with this prospectus and mailing it, together with the initial purchase amount, to the address indicated. Investments in any Series of the Fund may be made by any one of the following convenient methods.

 1. By telephone -- Investors may call their BT Alex. Brown investment representative and request that available cash balances in their BT Alex. Brown account be invested in one or more Series of the Fund.

 2. By mail -- Investors may mail checks for purchases of shares of any Series of the Fund to their BT Alex. Brown investment representative or deliver checks directly to their local BT Alex. Brown office. Alternatively, investors may mail checks to BT Alex. Brown through the use of convenient share purchase order tickets and pre-addressed envelopes. A supply of order tickets and envelopes may be obtained through any BT Alex. Brown investment representative or by calling (800) 553-8080.

 3. By wire -- Shares of any Series may be purchased by wiring funds to a BT Alex. Brown account. Investors should call a BT Alex. Brown investment representative or (410) 727-1700 for instructions.

 4. Through an automatic investment and redemption program -- BT Alex. Brown has established a special procedure whereby proceeds from sales of securities will be combined with other available credit balances in a BT Alex. Brown customer's account (the "account") on settlement date and invested in shares of the Series of the Fund selected by the customer. In addition, all credit balances in an account at the end of each day are invested on the next business day of the Fund so long as the resulting Fund balance is $100 or more. Additionally, Fund shares will be redeemed automatically to pay for securities purchases in the account. Such redemption will be made on the settlement date of the securities purchase.


The initial purchase requirement of $1,500 does not apply to those shareholders who elect to take part in the Automatic Investment and Redemption Program.

Purchases through Dealers and Institutions

Special procedures are established for expediting transactions on behalf of securities dealers and institutional accounts. The Fund and BT Alex. Brown have arranged for PNC to offer sub-accounting services to Fund shareholders and maintain information with respect to underlying share owners. Bank trust departments, investment counselors, brokers, and others desiring sub-accounting services can make the necessary arrangements through the Fund or BT Alex. Brown. Check redemption services cannot be made available, however, for shares held in sub-accounts.




5 How to Redeem Shares


In addition to participation in the automatic purchase and redemption program described above, shareholders may redeem all or part of their shares of any Series on any business day of the Fund by transmitting a redemption order to BT Alex. Brown by any of three convenient methods outlined below. A redemption request is effected at the net asset value next determined after tender of shares for redemption. Redemption orders for the Treasury Series and the Tax-Free Series received after 11:00 a.m. (Eastern Time) and redemption orders for the Prime Series received after 12:00 noon (Eastern Time) will be executed on the following business day of the Fund at the net asset value of the Series to be redeemed next determined after receipt of the order. If the shares to be redeemed were purchased by check, the Fund reserves the right not to honor the redemption request until the check has cleared, and redemption of such shares by wire or by check redemption will be restricted for a period of fifteen calendar days unless the proceeds of redemption are used to purchase other securities through BT Alex. Brown. The right to redeem shares may be affected by the terms and conditions of the shareholder's account agreement with BT Alex. Brown, a Participating Dealer or other institution.


Redemption by Check

Shareholders who complete the necessary forms may establish special check redemption privileges that entitle them to write checks drawn on the Fund that will clear through the Fund's account with PNC, in any amount not less than $500. The payee of the check may cash or deposit it in the same way as an ordinary bank check. Shareholders are entitled to dividends on the shares redeemed until the check has been presented to PNC for payment. If the amount of the check exceeds the value of the Fund shares of all Series in the account, the check will be returned to the payee marked "nonsufficient funds." Checks written in amounts less than $500 may also be returned. The Fund in its discretion will honor such checks but will charge the account a servicing fee of $15. Cancelled checks will not be returned to the shareholder, but the amounts will be reflected on the shareholder's monthly BT Alex. Brown statement of account. Since the total amount of shares in an account may vary, shareholders should not attempt to redeem their entire account by check.


The Fund reserves the right to terminate or alter check redemption privileges at any time, to impose a service charge, or to charge for checks. The Fund also may charge a shareholder's account for returned checks and for effecting stop orders.

If a shareholder of more than one Series presents a check redemption request, the Fund will automatically redeem shares of such Series in the following order until the full amount of the check redemption has been satisfied: Tax-Free Series, Prime Series and Treasury Series.


If a shareholder desires check redemption privileges, the necessary forms may be obtained through BT Alex. Brown.


Redemption by Wire


A shareholder who wishes to redeem $10,000 or more and who has previously completed the necessary authorizations, may request that payment be made by wire transfer of federal funds. In such case, once the redemption is effected, payment will be made in federal funds wired to the shareholder's bank on the same day. BT Alex. Brown will subtract from the redemption proceeds the cost of effecting the wire transfer.


Redemption by Mail


A shareholder may redeem Fund shares in any amount by mailing a redemption request to BT Alex. Brown at P.O. Box 17250, Baltimore, Maryland 21203. Payment for shares redeemed by mail will be made by check and will ordinarily be mailed within seven days after receipt by BT Alex. Brown of a written redemption request in good order. The request must include the following:

(a) a letter of instruction specifying the BT Alex. Brown account number and the Series (Prime, Treasury or Tax-Free) and the number of shares or dollar amount to be redeemed (or that all shares of a Series credited to a BT Alex. Brown account be redeemed), signed by all owners of the shares in the exact names in which their BT Alex. Brown account is maintained;


(b) a guarantee of the signature of each registered owner by a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, credit union (if authorized under state law), a securities exchange or association, clearing agency or savings association; and

(c) any additional documents required by the Fund or transfer agent for redemption by corporations, partnerships, trusts or fiduciaries.


Additional Information on Redemption


Dividends payable up to the date of redemption on redeemed shares will be paid on the next dividend payment date. If all of the shares of a Series of the Fund in a BT Alex. Brown account have been redeemed on the dividend payment date, the dividend will be credited in cash to the shareholder's account at BT Alex. Brown.

The Board of Directors may authorize redemption of all shares in an account of any Series that has been reduced by the shareholder to less than $500, if the Board of Directors determines that it is necessary to reduce disproportionately burdensome expenses of servicing small accounts or is otherwise in the best interest of the Fund. At least 60 days' prior notice will be given to allow a shareholder to make an additional minimum investment set by the Board of Directors to avoid redemption.




6 Dividends and Taxes


Dividends

All of the net income earned on each Series is normally declared as dividends daily to the respective shareholders of record of each Series. Dividends on each Series are normally payable on the first day that a share purchase order is effective but not on the date that a redemption order is effective. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value, unless the shareholder has elected to have dividends paid in cash.


Taxes


The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or the shareholders, and the discussion herein is not intended as a substitute for careful tax planning. Accordingly, shareholders are advised to consult with their own tax advisors concerning the application of state and local taxes to investments in the Fund, which may differ from the federal income tax consequences described above. Additional information concerning taxes is set forth in the Statement of Additional Information.

Each Series of the Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As long as a Series qualifies for this tax treatment, it will not be required to pay federal income taxes on amounts distributed to shareholders; but shareholders, unless otherwise exempt, will pay taxes on taxable amounts so distributed.

The Tax-Free Series intends to qualify to pay "exempt-interest dividends" to its shareholders, by satisfying certain Code requirements described in the Statement of Additional Information. So long as these and certain other requirements are met, dividends of the Tax-Free Series derived from net tax-exempt interest income will be exempt-interest dividends that are excluded from the gross income of such Series' shareholders for federal income tax purposes. Exempt-interest dividends may, however, have collateral federal income tax consequences, including alternative minimum tax consequences. (See the Statement of Additional Information.)

Current federal tax law limits the types and volume of securities qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt-interest dividends. All or a portion of the interest on indebtedness incurred or continued by a shareholder to purchase or carry Shares is not deductible for federal income tax purposes. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or "industrial development bonds" should consult their tax advisors before purchasing Shares. (See the Statement of Additional Information.)

Distributions of net investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gains over net long-term capital losses) are taxed to shareholders as ordinary income. Distributions will not be eligible for the dividends received deduction otherwise available to corporate shareholders. Although no Series expects to realize any long-term capital gains, any distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) will be taxable to shareholders as long-term capital gains, regardless of the length of time a shareholder has held the shares.


Ordinarily, shareholders will include in their taxable income all dividends declared by a Series in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholders and paid by a Series in the year in which the dividends were declared.


The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.


The sale, exchange or redemption of shares is a taxable event for the shareholder.


Shareholders of the Treasury Series may not be required to pay state income tax on dividends to the extent such dividends are derived from interest on U.S. Treasury obligations. State laws vary and investors are encouraged to consult with their tax advisors on this issue.

7 Management of the Fund



Board of Directors


The overall business and affairs of the Fund are managed by its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, custodian and transfer agent. A majority of the Board of Directors of the Fund have no affiliation with the Fund's advisor, the Fund's sub-advisor or the Distributor.


Investment Advisor


Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust New York Corporation, was organized in 1987 and acts as the Fund's investment advisor. ICC supervises and manages the Fund's operations and generally provides management and administrative services for the Fund. ICC may delegate its duties and has delegated certain of such duties for the Tax-Free Series to the Fund's sub-advisor as described below. ICC is also investment advisor to several funds in the Flag Investors family of funds which, as of May 31, 1997, had net assets of approximately $5.5 billion.


As compensation for providing investment advisory services to the Fund for the fiscal year ended March 31, 1997, ICC received a fee equal to .27% of the Prime Series' average daily net assets, .25% of the Treasury Series' average daily net assets and .28% of the Tax-Free Series' average daily net assets. ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series.

ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Prime and Treasury Series. (See "Custodian, Transfer Agent and Accounting Services.")


Sub-Advisor

PNC Institutional Management Corporation ("PIMC") acts as sub-advisor to the Tax-Free Series pursuant to a sub-advisory agreement between ICC and PIMC. PIMC is a wholly-owned subsidiary of PNC, the Fund's custodian. Subject to the oversight of ICC, PIMC is responsible for managing the Tax-Free Series' investments. PIMC was organized in 1977 to perform advisory services for investment companies. PNC and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia, Pennsylvania area since 1847. PIMC advises or manages approximately 43 investment portfolios with total assets of approximately $37.2 billion as of May 31, 1997.

As compensation for its services as sub-advisor to the Tax-Free Series for the fiscal year ended March 31, 1997, PIMC received a fee from ICC equal to .14% of the average daily net assets of the Tax-Free Series. If ICC voluntarily waives a portion of its fee with respect to the Tax-Free Series (see "Investment Advisor"), PIMC has agreed to waive a portion of its fee in the same proportion and for the same time periods as ICC's waiver.

In the fiscal year ended March 31, 1997, the expenses borne by each Series of the Fund, including the fees to ICC, amounted to .63% of the Prime Series' average daily net assets, .61% of the Treasury Series' average daily net assets and .62% of the Tax-Free Series' average daily net assets.


Distributor


Effective September 1, 1997, ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") acts as distributor for the Fund's three Series. Prior to September 1, 1997, Alex. Brown & Sons Incorporated served as distributor for the Fund's three Series for the same compensation and on substantially the same terms and conditions as ICC Distributors. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including the funds in the Flag Investors family of funds. ICC Distributors is not affiliated with either the Fund's advisor or sub-advisor. As compensation for providing distribution services, ICC Distributors receives a fee that represents .25% of the Fund's average daily net assets.


ICC Distributors may make payments to shareholder servicing agents, including BT Alex. Brown, securities dealers, banks and other financial institutions, that provide shareholder services. Such financial institutions may impose separate fees in connection with these services and investors should review this Prospectus in conjunction with any such institution's fee schedule. In addition, financial institutions may be required to register as dealers pursuant to state securities laws.


ICC Distributors may use a portion of the fee it receives from the Fund to compensate Participating Dealers for opening shareholder accounts, processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and operations of the Fund, and communicating with the Fund and its transfer agent on behalf of the Fund's shareholders. Additionally, ICC Distributors bears all expenses associated with advertisements, promotional materials, sales literature and printing and mailing prospectuses to other than Fund shareholders.





8 Current Yield

From time to time the Fund advertises the "yield" and "effective yield" of a particular Series or class. Both figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Series or class refers to the income generated by an investment in that Series or class over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week of a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Tax-Free Series may also advertise a taxable-equivalent yield or effective yield, which are calculated by applying a stated income tax rate to the Series' tax-exempt income for the same periods and annualized as described above.


The yield for any Series or class of the Fund can be obtained by calling a BT Alex. Brown investment representative or (410) 895-5995.

9 General Information

Description of Shares

The Fund is an open-end, diversified management investment company. The Fund was reorganized under the laws of the State of Maryland on April 5, 1990. The Fund is authorized to issue 8 billion shares of common stock, with a par value of $.001 per Share. Shares of the Fund are divided into three series, each with a par value of $.001 - the Prime Series, the Treasury Series and the Tax-Free Series. Each of the Series currently offers one or more classes, which classes differ from each other principally in distribution fees, in some instances shareholder servicing fees, and the method of distribution, which may affect performance. For information regarding the other classes of shares, please call
(800) 553-8080. Shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular Series or class will have the exclusive right to vote on matters affecting only the rights of the holders of such Series or class. For example, holders of a particular Series will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such Series. In the event of dissolution or liquidation, holders of shares of each Series will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective Series less (b) the liabilities of the Fund attributable to the respective Series or allocated among all Series based on the respective liquidation value of each Series.


There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional series or classes of Fund shares without shareholder approval.

Custodian, Transfer Agent and Accounting Services


Investment Company Capital Corp., the Fund's investment advisor, also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Prime Series and the Treasury Series. As compensation for providing accounting services to the Prime Series and the Treasury Series for the fiscal year ended March 31, 1997, ICC received from the Fund a fee equal to
 .01% of the Prime Series' average daily net assets and .02% of the Treasury Series' average daily net assets. PNC acts as custodian for the Fund's portfolio securities and cash. The Fund's Board of Directors has approved Bankers Trust Company, a subsidiary of Bankers Trust New York Corporation and an affiliate of the Fund, as custodian. Currently, it is anticipated that Bankers Trust Company will provide custodial services to the Fund effective September 22, 1997. PFPC Inc., an affiliate of PNC, provides accounting services to the Tax-Free Series. (See the Statement of Additional Information.)


Annual Meetings


Unless required under applicable Maryland law, the Fund does not expect to hold annual meetings of shareholders. However, shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent. A meeting of shareholders may be called at the request of the holders of 10% or more of the Fund's outstanding shares.


Reports

The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, Coopers & Lybrand L.L.P.



Shareholder Inquiries

Shareholders with inquiries concerning their shares should contact a BT Alex. Brown investment representative or (800) 553-8080.

                     BT ALEX. BROWN CASH RESERVE FUND, INC.





                              Investment Advisor
                       INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                           Baltimore, Maryland 21202




         Distributor                                 Fund Counsel
    ICC DISTRIBUTORS, INC.                    MORGAN, LEWIS & BOCKIUS LLP
       P.O. Box 7558                             2000 One Logan Square
    Portland, Maine 04101                  Philadelphia, Pennsylvania 19103




       Sub-Advisor                              Independent Accountants
     Tax-Free Series                            COOPERS & LYBRAND L.L.P.
    PNC INSTITUTIONAL                           2400 Eleven Penn Center
     MANAGEMENT CORP.                      Philadelphia, Pennsylvania 19103
   400 Bellevue Parkway
Wilmington, Delaware 19809






      Custodian                                          Transfer Agent
      PNC BANK                                 INVESTMENT COMPANY CAPITAL CORP.
Airport Business Center                                One South Street
   200 Stevens Drive                              Baltimore, Maryland 21202
Lester, Pennsylvania 19113                              (800) 553-8080

(C) BY BT ALEX. BROWN INCORPORATED

     BT Alex. Brown Cash Reserve Fund, Inc.
     Application Form

----------------------------------------------------------------------------------------------------------
  TO OPEN A NEW ACCOUNT                                       EXISTING BT ALEX. BROWN ACCOUNTS

  1.) Complete application below in full.                     1.) My account number is -----------
  2.) Check enclosed for $------------------                  2.) Name(s) ------------------------
  3. (a). $--------  to be invested in Prime Series.          3.) Check enclosed for $------------
     (b). $--------  to be invested in Treasury Series.       4. (a). $-----  to be invested in Prime Series.
     (c). $--------  to be invested in Tax-Free Series.          (b). $-----  to be invested in Treasury Series.
                                                                 (c). $-----  to be invested in Tax-Free Series.

     All checks should be made payable to BT Alex. Brown Incorporated and mailed to:

                BT Alex. Brown Cash Reserve Fund, Inc.
                P.O. Box 17250
                Baltimore, Maryland 21203


  PLEASE NOTE: The minimum initial investment in each Series is $1,500.
               Subsequent investments in each Series must be $100 or more.
     --------------------------------------------------------------------------

  1. ACCOUNT REGISTRATION -- Please Print

     --------------------------------------            ----------------------
     Name                                               Social Security
                                                        or Tax ID No.**
     --------------------------------------
     Joint Owner's Name (if applicable)*

     ------------------------------------------------------------------------
     Street Address

     -------------------  ---------  ----------  -------------   ------------
     City                 State      Zip Code    Home Phone      Office Phone

     * In the case of joint ownership, joint tenancy with right of survivorship will be presumed unless otherwise indicated.

     ** Enter "Applied" if number has been applied for and not received.

     ------------------------------------------------------------------------

  2. DIVIDEND INSTRUCTIONS

    / / Place an "X" in this box if you want your dividends paid to you in cash.
        Otherwise, they will be reinvested in additional shares of the Fund.

     ------------------------------------------------------------------------

  3. CHECK REDEMPTION PRIVILEGE (Optional)
     / / Place an "X" in this box if you want information regarding the Check Redemption Privilege.

     ------------------------------------------------------------------------









                                                                             A-1



                         (Please cut along dotted line)

--------------------------------------------------------------------------------








BT Alex. Brown Cash Reserve Fund, Inc.




P.O. Box 17250
Baltimore, Maryland 21203


                              ------------------
                                   BULK RATE
                                 U.S. POSTAGE
                                     PAID
                                 Baltimore, MD
                                Permit No. 8614
                              ------------------





             BT ALEX. BROWN
             CASH RESERVE
             FUND, INC.

             INSTITUTIONAL
             SHARES



             Prime Series
             Treasury Series
             Tax-Free Series




             Prospectus


             August 1, 1997, as
             supplemented through
             September 1, 1997



            [BT Alex. Brown logo]









--------------------------------------------------------------------------------

BT ALEX. BROWN CASH RESERVE FUND, INC.

INSTITUTIONAL SHARES
P. O. Box 17250
Baltimore, Maryland 21203


BT Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is a money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity. The class of shares of the Fund offered by this Prospectus may be purchased only by eligible institutions.


The Fund offers:

 o Prime Series -- a portfolio invested in U.S. Treasury obligations, repurchase agreements backed by such instruments, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, domestic bank instruments and commercial paper of the highest quality;
 o Treasury Series -- a portfolio invested in U.S. Treasury bills, notes, bonds and other obligations issued by the U.S. Treasury; and
 o Tax-Free Series -- a portfolio invested in high quality, short-term municipal obligations.

Other principal features of the Fund are:
 o No direct or indirect purchase or redemption charges;

 o Dividends are declared daily and paid monthly in additional shares or cash;
   and
 o Wire and telephone transfers.
For current yield information and for purchase and redemption information, call
(410) 895-5995.


This Prospectus sets forth basic information that investors should know about the Fund prior to investing and should be read and retained for future reference. A Statement of Additional Information dated August 1, 1997, as supplemented through September 1, 1997, has been filed with the Securities and Exchange Commission and is hereby incorported by reference. It is available upon request and without charge by calling the Fund at (800) 553-8080.

                 TABLE OF CONTENTS


                                              Page
 1. Table of Fees and Expenses                  2
 2. Financial Highlights                        3
 3. The Fund and the Institutional Shares       6
 4. Investment Program                          6
 5. How to Invest in Institutional Shares
    of the Fund                                10
 6. Dividends and Taxes                        11
 7. How to Redeem Institutional Shares         12
 8. Management of the Fund                     13
 9. Current Yield                              14
10. General Information                        15



AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT ANY SERIES WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANKERS TRUST COMPANY OR ANY OTHER BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                          Prospectus Dated: August 1, 1997, as
                                          supplemented through September 1, 1997

1 Table of Fees and
  Expenses



The following table of fees and expenses is provided to assist investors in understanding the various costs and expenses that an investor in Institutional Shares of the Prime, Treasury or Tax-Free Series of the Fund may bear directly and indirectly. The percentages shown below expressing Annual Fund Operating Expenses for the Institutional Shares of the Prime Series ("Prime Institutional Shares") and the Treasury Series ("Treasury Institutional Shares") are based on the Fund's expenses for the fiscal year ended March 31, 1997. The Expenses and Example for the Institutional Shares of the Tax-Free Series ("Tax-Free Institutional Shares"), which have been in operation only since June 2, 1997, are based on the expenses for the BT Alex. Brown Cash Reserve Shares of the Tax-Free Series, another class of shares offered by the Tax-Free Series, less 12b-1 fees of .25%. Actual expenses may be greater or less than those shown.




                                                                  Prime          Treasury         Tax-Free
                                                              Institutional    Institutional    Institutional
Shareholder Transaction Expenses                                 Shares           Shares           Shares
--------------------------------                                 ------           ------           ------
 Maximum Sales Charge Imposed on Purchases   ...............       None             None             None
 Maximum Sales Charge Imposed on Reinvested Dividends    ...       None             None             None
 Maximum Deferred Sales Charge   ...........................       None             None             None
 Redemption Fees  ..........................................       None             None             None

                                                                                As a % of Average
Annual Fund Operating Expenses                                                  Daily Net Assets
------------------------------                                    ---------------------------------------
 Management Fees (See "Management of the Fund --
   Investment Advisor") ....................................       .27%             .25%             .28%
 12b-1 Fees (See "Management of the Fund -- Distributor")          None             None             None
 Other Expenses   ..........................................       .11%             .11%             .09%
                                                                  -----            -----            -----
 Total Fund Operating Expenses   ...........................       .38%             .36%             .37%
                                                                  =====            =====            =====



Example
-------

Assuming a hypothetical investment of $1,000, a 5% annual return and redemption at the end of each time period, an investor in Institutional Shares of any Series would have paid transaction and operating expenses at the end of each year as follows:


                       Prime          Treasury         Tax-Free
                   Institutional    Institutional    Institutional
                      Shares           Shares           Shares
                      ------           ------           ------
 1 year .........       $ 4              $ 4             $ 4
 3 years   ......       $12              $12             $12
 5 years   ......       $21              $20              --
 10 years  ......       $48              $46              --


The Expenses and Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

2 Financial Highlights



The Fund has offered the Prime Institutional Shares and the Treasury Institutional Shares since June 4, 1990. The Fund commenced operations of the Tax-Free Institutional Shares on June 2, 1997. However, the Fund has offered another class of the Tax-Free Series since December 17, 1990. Historical financial information about this class is not fully applicable to the Tax-Free Institutional Shares because the expenses paid by the class differ from those the Tax-Free Institutional Shares will incur. (See "Table of Fees and Expenses.") Accordingly, the financial highlights included in these tables are a part of the Fund's financial statements for the periods indicated and have been audited by the Fund's independent accountants. The financial statements and financial highlights for the fiscal year ended March 31, 1997 and the report of the Fund's independent accountants thereon are included in the Statement of Additional Information, which can be obtained at no charge by calling the Fund at (800) 553-8080.


Financial Highlights
(For a share outstanding throughout each period)

                                                Prime Institutional Shares
                                      -----------------------------------------------
                                               For the Year Ended March 31,
                                      -----------------------------------------------
                                           1997             1996            1995
                                           ----             ----            ----
Per Share Operating Performance:
 Net asset value at beginning of
  period ...........................   $       1.00     $      1.00     $      1.00
                                       ------------     -----------     -----------
Income from Investment
 Operations:
 Net investment income  ............         0.0503          0.0548          0.0472
Less Distributions:
 Dividends from net investment
  income    ........................        (0.0503)        (0.0548)        (0.0472)
                                       ------------     -----------     -----------
 Net asset value at end of period      $       1.00     $      1.00     $      1.00
                                       ============     ===========     ===========
Total Return:
 Based on net asset value per
 share   ...........................           5.15%           5.62%           4.82%
Ratios to Average Daily Net
 Assets:
 Expenses   ........................           0.38%           0.35%           0.36%
 Net investment income  ............           5.04%           5.32%           4.57%
Supplemental Data:
 Net assets at end of period  ......   $117,812,047     $53,699,315     $11,904,716
 Number of shares outstanding at
  end of period   ..................    117,811,768      53,699,535      11,904,663





                                                                                      For the Period
                                                                                      June 4, 1990(1)
                                                                                         through
                                                                                        March 31,
                                          1994            1993            1992            1991
                                          ----            ----            ----            ----
Per Share Operating Performance:
 Net asset value at beginning of
  period ...........................   $      1.00     $      1.00     $      1.00    $       1.00
                                       -----------     -----------     -----------    --------------
Income from Investment
 Operations:
 Net investment income  ............        0.0294          0.0327          0.0515          0.0617
Less Distributions:
 Dividends from net investment
  income    ........................       (0.0294)        (0.0327)        (0.0515)        (0.0617)
                                       -----------     -----------     -----------    --------------
 Net asset value at end of period      $      1.00     $      1.00     $      1.00    $       1.00
                                       ===========     ===========     ===========    ==============
Total Return:
 Based on net asset value per
 share   ...........................          2.98%           3.32%           5.27%           7.70%(2)
Ratios to Average Daily Net
 Assets:
 Expenses   ........................          0.30%           0.31%           0.32%           0.35%(2)
 Net investment income  ............          2.94%           3.24%           5.34%           7.53%(2)
Supplemental Data:
 Net assets at end of period  ......   $23,437,449     $28,884,078     $21,867,108    $117,633,558
 Number of shares outstanding at
  end of period   ..................    23,437,512      28,884,132      21,867,108     117,633,558



(1) The Prime Institutional Shares commenced operations on June 4, 1990.
(2) Annualized.

(For a share outstanding throughout each period)



                                             Treasury Institutional Shares
                                     ---------------------------------------------
                                             For the Year Ended March 31,
                                     ---------------------------------------------
                                         1997            1996           1995
                                         ----            ----           ----
Per Share Operating
 Performance:
 Net asset value at beginning of
  period   ........................   $      1.00     $      1.00    $      1.00
                                      -----------     -----------    -------------
Income from Investment
 Operations:
 Net investment income ............        0.0481          0.0523         0.0438
Less Distributions:
 Dividends from net investment
  income   ........................       (0.0481)        (0.0523)       (0.0438)
                                      -----------     -----------    -------------
 Net asset value at end of period     $      1.00     $      1.00    $      1.00
                                      ===========     ===========    =============
Total Return:
 Based on net asset value per
  share ...........................          4.92%           5.36%          4.47%
Ratios to Average Daily Net
 Assets:
 Expenses  ........................          0.36%           0.33%          0.30%(3)
 Net investment income ............          4.81%           5.12%          4.15%(4)
Supplemental Data:
 Net assets at end of period ......   $61,208,770     $51,822,757    $14,051,995
 Number of shares outstanding
  at end of period  ...............    61,199,345      51,813,226     14,046,467




                                                                                   For the Period
                                                                                   June 4, 1990(1)
                                                                                      through
                                                                                     March 31,
                                        1994           1993            1992            1991
                                        ----           ----            ----            ----
Per Share Operating
 Performance:
 Net asset value at beginning of
  period   ........................  $      1.00    $      1.00     $      1.00     $      1.00
                                     -------------  -------------   -----------     -------------
Income from Investment
 Operations:
 Net investment income ............       0.0282         0.0314          0.0504          0.0590
Less Distributions:
 Dividends from net investment
  income   ........................      (0.0282)       (0.0314)        (0.0504)        (0.0590)
                                     -------------  -------------   -----------     -------------
 Net asset value at end of period    $      1.00    $      1.00     $      1.00     $      1.00
                                     =============  =============   ===========     =============
Total Return:
 Based on net asset value per
  share ...........................         2.86%          3.19%           5.17%           7.36%(2)
Ratios to Average Daily Net
 Assets:
 Expenses  ........................         0.27%(3)       0.26%(3)        0.27%           0.29%(2)
 Net investment income ............         2.82%(4)       3.16%(4)        4.90%           7.02%(2)
Supplemental Data:
 Net assets at end of period ......  $39,692,848    $60,146,987     $63,834,323     $58,017,844
 Number of shares outstanding
  at end of period  ...............   39,688,259     60,140,874      63,834,323      58,017,844


------------

(1) The Treasury Institutional Shares commenced operations on June 4, 1990.
(2) Annualized.
(3) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.31%, 0.29% and 0.27% for the years ended March 31, 1995, 1994 and 1993, respectively.
(4) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.14%, 2.80% and 3.15% for the years ended March 31, 1995, 1994 and 1993, respectively.

Financial Highlights (concluded)
(For a share outstanding throughout each period)




                                         BT Alex. Brown Cash Reserve Tax-Free Shares
                                      -------------------------------------------------
                                                For the Year Ended March 31,
                                      -------------------------------------------------
                                          1997             1996             1995
                                          ----             ----             ----
Per Share Operating Performance:
 Net asset value at beginning of
  period ...........................   $       1.00     $       1.00     $       1.00
                                       ------------     ------------     ------------
Income from Investment
 Operations:
 Net investment income  ............         0.0286           0.0318           0.0271
Less Distributions:
 Dividends from net investment
  income    ........................        (0.0286)         (0.0318)         (0.0271)
                                       ------------     ------------     ------------
 Net asset value at end of period      $       1.00     $       1.00     $       1.00
                                       ============     ============     ============
Total Return:
 Based on net asset value per
  share  ...........................           2.90%            3.23%            2.75%
Ratios to Average Daily Net
 Assets:
 Expenses   ........................           0.62%            0.60%            0.57%
 Net investment income  ............           2.86%            3.16%            2.74%
Supplemental Data:
 Net assets at end of period  ......   $647,212,025     $571,507,000     $475,384,229
 Number of shares outstanding at
  end of period   ..................    647,283,274      571,593,265      475,474,913


                                                                                        For the Period
                                                                                        Dec. 17, 1990(1)
                                                                                           through
                                                                                          March 31,
                                          1994             1993             1992            1991
                                          ----             ----             ----            ----
Per Share Operating Performance:
 Net asset value at beginning of
  period ...........................   $       1.00     $       1.00    $       1.00    $       1.00
                                       ------------     ------------    --------------  --------------
Income from Investment
 Operations:
 Net investment income  ............         0.0184           0.0213          0.0353          0.0124
Less Distributions:
 Dividends from net investment
  income    ........................        (0.0184)         (0.0213)        (0.0353)        (0.0124)
                                       ------------     ------------    --------------  --------------
 Net asset value at end of period      $       1.00     $       1.00    $       1.00    $       1.00
                                       ============     ============    ==============  ==============
Total Return:
 Based on net asset value per
  share  ...........................           1.86%            2.15%           3.59%           4.35%(2)
Ratios to Average Daily Net
 Assets:
 Expenses   ........................           0.58%            0.60%           0.56%(3)        0.53%(2)
 Net investment income  ............           1.84%            2.13%           3.49%(4)        4.25%(2)
Supplemental Data:
 Net assets at end of period  ......   $378,859,232     $315,661,447    $304,987,823    $256,895,180
 Number of shares outstanding at
  end of period   ..................    378,939,262      315,700,742     305,008,959     256,895,680


------------

(1) The BT Alex. Brown Cash Reserve Tax-Free Shares commenced operations on December 17, 1990.
(2) Annualized.
(3) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.57% for the year ended March 31, 1992.
(4) Ratio of net investment income to average daily net assets prior to partial fee waivers was 3.48% for the year ended March 31, 1992.

3 The Fund and
  the Institutional Shares

The Fund is a money market fund that seeks a high level of current income consistent with preservation of capital and liquidity. The Tax-Free Series seeks income exempt from federal income taxes. The Fund has three separate portfolios that offer Institutional Shares: the Prime Series, the Treasury Series and the Tax-Free Series (the "Series"). This Prospectus relates exclusively to one of five classes of shares currently offered by the Prime Series and one of two classes of shares currently offered by each of the Treasury Series and the Tax-Free Series. The classes of shares of the Fund offered pursuant to this Prospectus are designed primarily for institutions as an economical and convenient means for the investment of short-term funds that they hold for their own account or hold or manage for others. Such institutions include banks and trust companies, savings institutions, corporations, insurance companies, investment counselors, pension funds, employee benefit plans, trusts, estates and educational, religious and charitable institutions. The other classes of shares of the Fund are offered to both individual and institutional investors.

All classes of each Series share a common investment objective, portfolio and advisory fee, but each class has different expenses, shareholder qualifications and methods of distribution. Expenses of the Fund that are not directly attributable to the operations of any class or Series are prorated among all classes of the Fund based upon the relative net assets of each class. Expenses of the Fund that are not directly attributable to a specific class but are directly attributable to a specific Series are prorated among all the classes of such Series based upon the relative net assets of each such class. Expenses of the Fund that are directly attributable to a class are charged against the income available for distribution as dividends to such class.



4 Investment Program

Investment Objectives

The investment objective of each Series of the Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The Tax-Free Series seeks income exempt from federal income taxes. Each Series endeavors to achieve its objective by investing in a diversified portfolio of domestic money market instruments that satisfy strict credit quality standards and that mature within 397 days or less from the date of purchase. The Tax-Free Series endeavors to achieve its objective by investing in a diversified portfolio of high quality, short-term municipal obligations. (See "Portfolio Investments -- Treasury Series -- Prime Series -- Tax-Free Series.")

Portfolio Investments

 -- Treasury Series

The Treasury Series may invest in U.S. Treasury obligations consisting of marketable securities and instruments issued by the U.S. Treasury, including bills, notes, bonds and other obligations. It is management's intention to have 100% of the Treasury Series' assets invested in such instruments at all times. In unusual circumstances, up to 10% of the Treasury Series' assets may be invested in repurchase agreements collateralized by U.S. Treasury obligations. Such investments will be made only when it is necessary to ensure that the Treasury Series is fully invested while satisfying its liquidity requirements.

 -- Prime Series

In addition to the U.S. Treasury obligations described above and repurchase agreements collateralized by U.S. Treasury securities, the Prime Series may invest in obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. Some of these obligations are backed by the full faith and credit of the U.S. Government (e.g., the Government National Mortgage Association), others are supported by the issuing agency's right to borrow from the U.S. Treasury (e.g., securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (e.g., the Federal National Mortgage Association).

The Prime Series may also invest in a broad range of commercial and bank obligations that the investment advisor, under guidelines established by the Board of Directors, believes present minimal credit risk and that satisfy the criteria for such obligations described below:

The Prime Series may invest in instruments consisting of commercial paper and variable amount master demand notes. Eligible commercial paper is limited to short-term, unsecured promissory notes issued by corporations that (i) are rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1+ or A-1 by Standard & Poor's Ratings Group ("S&P"); or (ii) if not rated by Moody's or S&P, are of comparable quality to Prime-1 or A-1+ or A-1 instruments as determined by the Fund's investment advisor; and (iii) are otherwise "Eligible Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. All master demand notes acquired by the Prime Series will be payable within a prescribed notice period not to exceed seven days. (See the Statement of Additional Information for information with respect to commercial paper and bond ratings.)

The Prime Series may also invest in bank instruments consisting mainly of certificates of deposit and bankers' acceptances that (i) are issued by U.S. banks that satisfy applicable quality standards; or (ii) are fully insured as to principal and interest by the Federal Deposit Insurance Corporation.

 -- Tax-Free Series

The Tax-Free Series may invest in municipal securities consisting of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public purposes (including the construction of a wide range of public facilities), for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities ("private activity bonds"); provided that the interest paid on such debt obligations and private activity bonds, in the opinion of bond counsel, is exempt from federal income taxes.

The Tax-Free Series invests in high quality municipal securities that the investment advisor believes, under guidelines established by the Board of Directors, present minimal credit risk and that at the time of purchase are rated within the two highest credit categories assigned by the recognized rating agencies (provided that such purchases would be further limited unless the instrument meets the definition of "Eligible Security" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended), including: (1) bonds rated Aaa or Aa by Moody's or AAA or AA by S&P; (2) municipal commercial paper rated Prime-1 or Prime-2 by Moody's or A-1+, A-1 or A-2 by S&P; (3) municipal notes and floating and variable rate demand obligations rated SP-1 or higher by S&P or MIG2 or VMIG or higher by Moody's; and (4) obligations secured by letters of credit providers rated within the two highest categories by any nationally recognized bank rating agency approved by the Fund's Board of Directors. The Tax-Free Series may purchase unrated securities if they are determined by the investment advisor, under guidelines established by the Board of Directors, to be of comparable value to those obligations rated in the categories described above.

The Tax-Free Series may hold cash reserves pending investment of such reserves in municipal securities.

It is a fundamental policy of the Tax-Free Series to have its assets invested so that at least 80% of the Series' income will be exempt from federal income taxes, and it is the Tax-Free Series' present intention (but it is not a fundamental policy) to invest its assets so that 100% of its annual interest income will be tax-exempt. From time to time, for temporary defensive purposes, however, the Fund may invest up to all of its assets in taxable short-term investments that meet the criteria for investment for the Treasury or Prime Series as described above.

The Tax-Free Series will seek to avoid the purchase of private activity bonds the interest on which will be considered to be an item of preference for purposes of alternative minimum tax liability for individuals under the Internal Revenue Code of 1986, as amended (the "Code").



Other Investment Practices

The Fund may enter into the following arrangements with respect to any Series:

When-Issued Securities involving commitments by a Series to purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. A Series will generally not pay for such securities or start earning interest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities.


The Prime Series and the Treasury Series may also enter into the following arrangements: Repurchase Agreements under which the purchaser (for example, a Series of the Fund) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. Although the underlying collateral for repurchase agreements may have maturities exceeding 397 days, repurchase agreements entered into by a Series will not have a stated maturity in excess of seven days from the date of purchase. A Series may enter into repurchase agreements with institutions that the Fund's Board of Directors believes present minimal credit risk. Default by, or bankruptcy proceedings with respect to the seller may, however, expose the series to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

The Prime Series may also enter into the following arrangements:

Reverse Repurchase Agreements involving the sale of money market instruments held by the Prime Series, with an agreement to repurchase the instruments at an agreed upon price and date. The Prime Series will employ reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions. The Prime Series will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities retained by the Prime Series in lieu of liquidation may decline below the repurchase price of the securities sold by the Prime Series that it is obligated to repurchase.

Investment Restrictions

The Fund's investment program is subject to a number of investment restrictions that reflect self-imposed standards as well as federal regulatory limitations, the most significant of which are as follows:

(1) No Series may purchase securities of any issuer (other than obligations of the U.S. Government, its agencies or instrumentalities and any municipal securities guaranteed by the U.S. Government) if immediately after such purchase more than 5% of the value of such Series' assets would be invested in such issuer;

(2) No Series may borrow money or issue senior securities, except that (i) any Series may borrow money from banks for temporary purposes in amounts up to 10% of the value of such Series' total assets at the time of borrowing, provided that any such borrowings are repaid prior to the purchase of additional portfolio securities, (ii) the Prime Series may enter into reverse repurchase agreements in accordance with its investment program and (iii) any Series of the Fund may enter into commitments to purchase securities in accordance with its investment program;

(3) No Series may lend money or securities except to the extent that a Series' investments may be considered loans;

(4) The Prime Series may not purchase any commercial paper or variable rate demand notes that would cause more than 25% of the value of the Series' total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; and

(5) The Tax-Free Series may not purchase any securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit and guarantees of banks) that would cause more than 25% of the value of the Series' total net assets at the time of such purchase to be invested in: (i) securities of one or more issuers conducting their principal activities in the same state; (ii) securities, the interest on which is paid from revenues of projects with similar characteristics; or (iii) industrial development bonds the obligors of which are in the same industry.

(6) The Tax-Free Series will be invested so that at least 80% of the Series' income will be exempt from federal income taxes.

The investment objectives of each Series of the Fund as described under "Investment Objectives" and the foregoing restrictions are matters of fundamental policy except where noted and may not be changed without the affirmative vote of a majority of the outstanding shares of the Series affected. The Treasury Series has a policy, which may be changed by the Fund's Board of Directors and without shareholder approval, of limiting investments in U.S. Government obligations to U.S. Treasury obligations.

The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information.

  How to Invest in
  Institutional Shares
5 of the Fund

General Information on Purchases

Institutions (e.g., banks and trust companies, savings institutions, corporations, insurance companies, investment counselors, pension funds, employee benefit plans, trusts, estates and educational, religious and charitable institutions) may purchase Institutional Shares of any Series through BT Alex. Brown Incorporated ("BT Alex. Brown"). Institutions interested in establishing an account with the Fund should contact BT Alex. Brown for details at (410) 727-1700.

The minimum initial investment in Institutional Shares of any Series of the Fund is $1,000,000; there is no minimum for clients of investment advisory affiliates of BT Alex. Brown; and there is no minimum for subsequent investments in the same Series. Orders for the purchase of Institutional Shares are accepted only on a "business day of the Fund," which means any day on which PNC Bank, National Association ("PNC"), the Fund's custodian, and the New York Stock Exchange are open for business (a "Business Day"). It is expected that during the next twelve months, PNC and/or the New York Stock Exchange will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

Orders to purchase Institutional Shares are executed at the net asset value of the Series selected as next determined after the order is effective. Because the Fund uses the amortized cost method of valuing the portfolio securities of each Series and rounds the per share net asset value of shares of each Series, it is anticipated that the net asset value of each Series will remain constant at $1.00 per share, but there can be no assurance that this objective can be met.

The net asset value of all shares of the Treasury Series and the Tax-Free Series is determined daily as of 11:00 a.m. (Eastern Time) and the net asset value of all shares of the Prime Series is determined daily as of 12:00 noon (Eastern Time) on each business day of the Fund. An order placed in the manner described below will be effective the same day if federal funds are wired to the Fund's custodian before the close of business on that day. Share purchases for the Treasury Series and the Tax-Free Series effected before 11:00 a.m. (Eastern Time) and share purchases for the Prime Series effected before 12:00 noon (Eastern Time) begin to earn dividends on the same business day. Share purchases received after these times begin to earn dividends on the following day.

Institutions may place orders to purchase Institutional Shares either by calling BT Alex. Brown at (410) 727-1700 and then wiring federal funds, or by wiring federal funds with the necessary instructions as described below. A shareholder who places an order by telephone will be asked to furnish:


 --The shareholder's Fund account number

 --The amount to be invested

 --The Series selected for investment (Prime Series, Treasury Series or
   Tax-Free Series)

Federal Funds should be wired to:


    PNC Bank
    a/c BT Alex. Brown Incorporated

    Acct. #5918197
    Philadelphia, PA 19103

referring in the wire to:


 --BT Alex. Brown Cash Reserve Fund, Inc. (Institutional Shares)

 --The Fund account number (and, if available, the shareholder account number)

 --The amount to be invested

 --Either the Prime Series, the Treasury Series or the Tax-Free Series


Other Information


Periodic statements of account from BT Alex. Brown will reflect all dividends, purchases and redemptions of Institutional Shares. The Fund and BT Alex. Brown have arranged for PNC to offer sub-accounting services to Fund shareholders and maintain information with respect to underlying share owners.

The Fund reserves the right to reject any order for the purchase of Institutional Shares.


6 Dividends and Taxes

Dividends

All of the net income earned on each Series is normally declared as dividends daily to the respective shareholders of record of each Series. Dividends on each Series are normally payable on the first day that a share purchase order is effective but not on the date that a redemption order is effective. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value, unless the shareholder has elected to have dividends paid in cash.

Taxes

The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or the shareholders, and the discussion herein is not intended as a substitute for careful tax planning. Accordingly, shareholders are advised to consult with their own tax advisors concerning the application of state and local taxes to investments in the Fund, which may differ from the federal income tax consequences described above. Additional information concerning taxes is set forth in the Statement of Additional Information.

Each Series of the Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As long as a Series qualifies for this tax treatment, it will not be required to pay federal income taxes on amounts distributed to shareholders; but shareholders, unless otherwise exempt, will pay taxes on taxable amounts so distributed.

The Tax-Free Series intends to qualify to pay "exempt-interest dividends" to its shareholders, by satisfying certain Code requirements described in the Statement of Additional Information. So long as these and certain other requirements are met, dividends of the Tax-Free Series derived from net tax-exempt interest income will be exempt-interest dividends that are excluded from the gross income of such Series' shareholders for federal income tax purposes. Exempt-interest dividends may, however, have collateral federal income tax consequences, including alternative minimum tax consequences. (See the Statement of Additional Information.)

Current federal tax law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt-interest dividends. All or a portion of the interest on indebtedness incurred or continued by a shareholder to purchase or carry shares is not deductible for federal income tax purposes. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or "industrial development bonds" should consult their tax advisors before purchasing shares. (See the Statement of Additional Information.)

Distributions of net investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gains over net long-term capital losses) are taxed to shareholders as ordinary income. Distributions will not be eligible for the dividends received deduction otherwise available to corporate shareholders. Although no Series expects to realize any long-term capital gains, any distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) will be taxable to shareholders as long-term capital gains, regardless of the length of time a shareholder has held the shares.

Ordinarily, shareholders will include in their taxable income all dividends declared by a Series in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholders and paid by a Series in the year in which the dividends were declared.

The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

The sale, exchange or redemption of Institutional Shares is a taxable event for the shareholder.


Shareholders of the Treasury Series may not be required to pay state income tax on dividends to the extent such dividends are derived from interest on U.S. Treasury obligations. State laws vary and investors are encouraged to consult with their tax advisors on this issue.



7 How to Redeem
  Institutional Shares

Shareholders may redeem all or part of their Institutional Shares of any Series on any business day of the Fund by transmitting a redemption order to BT Alex. Brown by either of the methods outlined below. A redemption request is effected at the net asset value next determined after tender of Institutional Shares for redemption.

Shareholders may submit redemption orders by calling BT Alex. Brown at (410) 727-1700. Telephone redemption privileges are automatic. Both BT Alex. Brown and the Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time the account is opened and prior to effecting each transaction requested by telephone. In addition, investors may be required to provide additional telecopied instructions of redemption requests. The Fund or BT Alex. Brown may be liable for any losses due to unauthorized or fraudulent telephone instructions if either of them does not employ these procedures. During periods of extreme economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. In such event, requests should be made by regular or express mail to BT Alex. Brown or to the Fund's transfer agent at their addresses listed on page 17 of this Prospectus.

Redemption orders for the Treasury Series and the Tax-Free Series received after 11:00 a.m. (Eastern Time) and redemption orders for the Prime Series received after 12:00 noon (Eastern Time) will be executed on the following Business Day of the Fund at the net asset value of the Series to be redeemed next determined after the receipt of the order.

Dividends payable up to the date of redemption on redeemed shares will be paid on the next dividend payment date. If all of the Institutional Shares of a Series of the Fund in a BT Alex. Brown account have been redeemed on the dividend payment date, the dividend will be paid in cash to the shareholder.


8 Management of the Fund

Board of Directors

The overall business and affairs of the Fund are managed by its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, custodian and transfer agent. A majority of the Board of Directors of the Fund have no affiliation with the Fund's advisor, the Fund's sub-advisor or the Distributor.



Investment Advisor

Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust New York Corporation, was organized in 1987 and acts as the Fund's investment advisor. ICC supervises and manages the Fund's operations and generally provides management and administrative services for the Fund. ICC may delegate its duties and has delegated certain of such duties for the Tax-Free Series to the Fund's sub-advisor as described below. ICC is also investment advisor to several funds in the Flag Investors family of funds which, as of May 31, 1997, had net assets of approximately $5.5 billion.

As compensation for providing investment advisory services to the Fund for the fiscal year ended March 31, 1997, ICC received a fee equal to .27% of the Prime Series' average daily net assets, .25% of the Treasury Series' average daily net assets and .28% of the Tax-Free Series' average daily net assets. ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series. ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Prime and Treasury Series. (See "Custodian, Transfer Agent and Accounting Services.")


Sub-Advisor

PNC Institutional Management Corporation ("PIMC") acts as sub-advisor to the Tax-Free Series pursuant to a sub-advisory agreement between ICC and PIMC. PIMC is a wholly-owned subsidiary of PNC, the Fund's custodian. Subject to the oversight of ICC, PIMC is responsible for managing the Tax-Free Series' investments. PIMC was organized in 1977 to perform advisory services for investment companies. PNC and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia, Pennsylvania area since 1847. PIMC advises or manages approximately 43 investment portfolios with total assets of approximately $5.5 billion as of May 31, 1997.

As compensation for its services as sub-advisor to the Tax-Free Series for the fiscal year ended March 31, 1997, PIMC received a fee from ICC equal to .14% of the average daily net assets of the Tax-Free Series. If ICC voluntarily waives a portion of its fee with respect to the Tax-Free Series, PIMC has agreed to waive a portion of its fee in the same proportion and for the same time periods as ICC's waiver.


Distributor

Effective September 1, 1997, ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") acts as distributor for the Fund's three Series. Prior to September 1, 1997, Alex Brown & Sons Incorporated served as distributor for the Fund's three Series for the same compensation and on substantially the same terms and conditions as ICC Distributors. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including the Flag Investors family of funds. ICC Distributors is not affiliated with either the Fund's advisor or sub-advisor.

ICC Distributors receives no compensation for its services with respect to the Institutional Shares. ICC Distributors bears all expenses associated with advertisements, promotional materials, sales literature and printing and mailing prospectuses to other than Fund shareholders.


9 Current Yield

From time to time the Fund advertises the "yield" and "effective yield" of the Institutional Shares of a particular Series. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Series refers to the income generated by an investment in the Series over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized, the income earned by an investment in the Series is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Tax-Free Series may also advertise a taxable-equivalent yield or effective yield, which are calculated by applying a stated income tax rate to the Series' tax-exempt income for the same periods and annualized as described above.

10 General Information

Description of Shares


The Fund is an open-end, diversified management investment company. The Fund was reorganized under the laws of the State of Maryland on April 5, 1990. The Fund is authorized to issue $8 billion shares of common stock, with a par value of $.001 per share. Shares of the Fund are divided into three series -- the Prime Series, the Treasury Series and the Tax-Free Series. Each of the Series currently offers one or more classes, which classes differ from each other principally in distribution fees, in some instances shareholder servicing fees, and the method of distribution, which may affect performance. For information regarding the other classes of shares, please call (800) 553-8080. Shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular Series or class will have the exclusive right to vote on matters affecting only the rights of the holders of such Series or class. For example, holders of a particular Series will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such Series. In the event of dissolution or liquidation, holders of each Series will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective Series less (b) the liabilities of the Fund attributable to the respective Series or allocated among all Series based on the respective liquidation value of each Series.

There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional series or classes of Fund shares without shareholder approval.

Custodian, Transfer Agent and Accounting Services

Investment Company Capital Corp., the Fund's investment advisor, also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Prime Series and the Treasury Series. As compensation for providing accounting services to the Prime Series and the Treasury Series for the fiscal year ended March 31, 1997, ICC received from the Fund an annual fee equal to .01% of the Prime Series' average daily net assets and .02% of the Treasury Series' average daily net assets. PNC acts as custodian for the Fund's portfolio securities and cash. PFPC Inc., an affiliate of PNC, provides accounting services to the Tax-Free Series. The Fund's Board of Directors has approved Bankers Trust Company, a subsidiary of Bankers Trust New York Corporation and an affiliate of the Fund, as custodian. Currently, it is anticipated that Bankers Trust Company will provide custodial services to the Fund effective September 22, 1997. (See the Statement of Additional Information.)

Annual Meetings

Unless required under applicable Maryland law, the Fund does not expect to hold annual meetings of shareholders. However, shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent. A meeting of shareholders may be called at the request of the holders of 10% or more of the Fund's outstanding shares.

Reports

The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, Coopers & Lybrand L.L.P.

Shareholder Inquiries

Shareholders with inquiries concerning their shares should contact the Fund at
(800) 553-8080.

                     BT ALEX. BROWN CASH RESERVE FUND, INC.

                             Institutional Shares





                              Investment Advisor
                       INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                           Baltimore, Maryland 21202



       Distributor                                       Fund Counsel
   ICC DISTRIBUTORS, INC.                         MORGAN, LEWIS & BOCKIUS LLP
       P.O. Box 7558                                 2000 One Logan Square
   Portland, Maine 04101                        Philadelphia, Pennsylvania 19103




     Sub-Advisor
    Tax-Free Series
   PNC INSTITUTIONAL                                 Independent Accountants
    MANAGEMENT CORP.                                 COOPERS & LYBRAND L.L.P.
 400 Bellevue Parkway                                2400 Eleven Penn Center
Wilmington, Delaware 19809                      Philadelphia, Pennsylvania 19103




        Custodian                                       Transfer Agent
         PNC BANK                               INVESTMENT COMPANY CAPITAL CORP.
  Airport Business Center                              One South Street
   200 Stevens Drive                               Baltimore, Maryland 21202
 Lester, Pennsylvania 19113                             (800) 553-8080

(C) BY BT ALEX. BROWN INCORPORATED

--------------------------------------------------------------------------------




Quality Cash Reserve Prime Shares
P.O. Box 17250
Baltimore, Maryland 21203

                                   Bulk Rate
                                 U.S. POSTAGE
                                     PAID
                                 Baltimore, MD
                                Permit No. 8614










             QUALITY

             CASH RESERVE

             PRIME SHARES






             Prospectus

             August 1, 1997, as
             supplemented through
             September 1, 1997





--------------------------------------------------------------------------------

QUALITY CASH RESERVE PRIME SHARES
(A Class of BT Alex. Brown Cash Reserve Fund, Inc.)
P.O. Box 17250
Baltimore, Maryland 21203


BT Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is a money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity. This Prospectus relates to the Quality Cash Reserve Prime Shares (the "Shares"). Shares are available exclusively through broker-dealers that provide certain shareholder services ("Participating Dealers"). These include broker-dealers that have correspondent relationships with BT Alex. Brown Incorporated ("BT Alex. Brown" ).

Other principal features of the Shares are:

 o Shares are sold without purchase or redemption charges;

 o Dividends are declared daily and paid monthly in additional shares or cash;
        and
 o Wire and telephone transfers, free check redemptions and other convenient cash management services are available.

For current yield information and for purchase and redemption information, call any Participating Dealer.

The Fund's Statement of Additional Information and separate prospectuses for the other Series and classes of the Fund may be obtained without charge from the Fund or any securities dealer that has entered into a dealer agreement with the Fund's distributor (the "Distributor") with respect to such other Series or classes.

This Prospectus sets forth basic information that investors should know about the Fund prior to investing and should be read and retained for future reference. A Statement of Additional Information dated August 1, 1997, as supplemented through September 1, 1997, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 553-8080.

                               TABLE OF CONTENTS

                                    Page
 1. Table of Fees and Expenses         2
 2. Financial Highlights               3
 3. The Fund and the Quality
       Cash Reserve Prime Shares       4
 4. Investment Program                 4
 5. How to Invest in the Quality
       Cash Reserve Prime Shares       6
 6. How to Redeem Shares               7
 7. Dividends and Taxes                9
 8. Management of the Fund            10
 9. Current Yield                     11
10. General Information               11

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE PRIME SERIES WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANKERS TRUST COMPANY OR ANY OTHER BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                         Prospectus Dated: August 1, 1997, as
                                          supplemented through September 1, 1997

1 Table of Fees and
  Expenses

The following table of fees and expenses is provided to assist investors in understanding the various costs and expenses that an investor in the Quality Cash Reserve Prime Shares may bear directly or indirectly. Actual expenses may be greater or less than those shown. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders of the Fund may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc.


Shareholder Transaction Expenses
--------------------------------
   Maximum Sales Charge Imposed on Purchases  ..............................   None
   Maximum Sales Charge Imposed on Reinvested Dividends   ..................   None
   Maximum Deferred Sales Charge  ..........................................   None
   Redemption Fees    ......................................................   None
Annual Fund Operating Expenses (as a percentage of average daily net assets)
----------------------------------------------------------------------------
   Management Fees    ......................................................   .27%
   12b-1 Fees (after fee waivers) ..........................................   .53%*
   Other Expenses  .........................................................   .11%
                                                                               ------
   Total Fund Operating Expenses (after fee waivers)   .....................   .91%*
                                                                               ======

------------

* The Distributor currently reduces its annual 12b-1 Fees, on a voluntary basis, to .53% of the Quality Cash Reserve Prime Shares' average daily net assets. Absent fee waivers, 12b-1 Fees would be .60% and Total Fund Operating Expenses would be .98% of the Quality Cash Reserve Prime Shares' average daily net assets.

Example of Quality Cash Reserve Prime Shares Expenses

The following is an illustration of the total transaction and operating expenses that an investor in Quality Cash Reserve Prime Shares would bear over different periods of time, assuming a hypothetical investment of $1,000, a 5% annual return on the investment, and redemption at the end of the period:*

   1 year    ...............................................   $  9
   3 years   ...............................................   $ 29
   5 years   ...............................................   $ 50
  10 years   ...............................................   $112

------------
* The example is based on Total Fund Operating Expenses after fee waivers. Absent fee waivers, expenses would be higher.

The Expenses and Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

2 Financial Highlights

The Fund has offered the Quality Cash Reserve Prime Shares since May 6, 1991. The financial highlights included in this table are a part of the Fund's financial statements for the periods indicated that have been audited by the Fund's independent accountants. The financial statements and financial highlights for the fiscal year ended March 31, 1997 and the report of the Fund's independent accountants thereon are included in the Statement of Additional Information, which can be obtained at no charge by calling the Fund at (800) 553-8080.

 Financial Highlights
(For a share outstanding throughout each period)

                                                                     Quality Cash Reserve Prime Shares
                                              -------------------------------------------------------------------------------
                                                                       For the Year Ended March 31,
                                              -------------------------------------------------------------------------------
                                                  1997            1996            1995            1994            1993
                                              --------------  --------------  --------------  --------------  ---------------
Per Share Operating Performance:
 Net asset value at beginning of period  ...  $       1.00    $       1.00     $      1.00     $      1.00     $       1.00
                                              --------------  --------------   -----------     -----------     ------------
Income from Investment Operations:
 Net investment income .....................        0.0449          0.0493          0.0402          0.0218           0.0253
Less Distributions:
 Dividends from net investment income ......       (0.0449)        (0.0493)        (0.0402)        (0.0218)         (0.0253)
                                              --------------  --------------   -----------     -----------     ------------
 Net asset value at end of period  .........  $       1.00    $       1.00     $      1.00     $      1.00     $       1.00
                                              ==============  ==============   ===========     ===========     ============
Total Return:
 Based on net asset value per share   ......          4.59            5.04%           4.09%           2.20%            2.53%
Ratios to Average Daily Net Assets:
 Expenses  .................................          0.91%(2)        0.90%(2)        0.96%           1.06%            1.04%
 Net investment income .....................          4.50%(3)        4.91%(3)        4.04%           2.18%            2.53%
Supplemental Data:
 Net assets at end of period ...............  $197,370,530    $156,412,213     $94,592,158     $92,678,440     $101,321,868
 Number of shares outstanding at end of
  period   .................................   197,369,848     156,412,393      94,591,979      92,678,268      101,321,668

                                               For the Period
                                               May 6, 1991(1)
                                                  through
                                               March 31, 1992
                                              ----------------
Per Share Operating Performance:
 Net asset value at beginning of period  ...   $      1.00
                                               -------------
Income from Investment Operations:
 Net investment income .....................        0.0399
Less Distributions:
 Dividends from net investment income ......       (0.0399)
                                               -------------
 Net asset value at end of period  .........   $      1.00
                                               =============
Total Return:
 Based on net asset value per share   ......          4.30%(4)
Ratios to Average Daily Net Assets:
 Expenses  .................................          0.96%(4)
 Net investment income .....................          4.30%(4)
Supplemental Data:
 Net assets at end of period ...............   $94,887,669
 Number of shares outstanding at end of
  period   .................................    94,887,669


--------
(1)  The Quality Cash Reserve Prime Shares commenced operations on May 6, 1991
(2) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.98% and 0.95% for the years ended March 31, 1997 and March 31, 1996, respectively.
(3) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.43% and 4.86% for the years ended March 31, 1997 and March 31, 1996, respectively.
(4)  Annualized.

3 The Fund and the Quality
  Cash Reserve Prime Shares

The Fund is a money market fund that seeks a high level of current income consistent with preservation of capital and liquidity. The Fund consists of three separate portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. This Prospectus relates exclusively to one of five classes of shares currently offered by the Prime Series. The class of shares of the Prime Series offered pursuant to this Prospectus has been designated as the Quality Cash Reserve Prime Shares. All classes of the Prime Series share a common investment objective, portfolio and advisory fee, but each class has different expenses, shareholder qualifications and methods of distribution. Expenses of the Fund that are not directly attributable to the operations of any class or Series are prorated among all classes of the Fund based upon the relative net assets of each class. Expenses of the Fund that are not directly attributable to a specific class but are directly attributable to a specific Series are prorated among all the classes of such Series based upon the relative net assets of each such class. Expenses of the Fund that are directly attributable to a class are charged against the income available for distribution as dividends to such class.

Quality Cash Reserve Prime Shares are offered primarily to customers of Participating Dealers that have correspondent relationships with BT Alex. Brown as a convenient means of investing cash in their brokerage accounts. Quality Cash Reserve Prime Shares are also offered through other Participating Dealers that agree to provide certain shareholder services. (See "How to Invest in the Quality Cash Reserve Prime Shares.")

4 Investment Program

Investment Objective

The investment objective of the Prime Series is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The Prime Series endeavors to achieve this objective by investing in a diversified portfolio of domestic money market instruments that satisfy strict credit quality standards and that mature within 397 days or less from the date of purchase.

Portfolio Investments

The Prime Series may invest in U.S. Treasury obligations consisting of marketable securities and instruments issued by the U.S. Treasury, including bills, notes, bonds and other obligations. In addition to U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury securities, the Prime Series may invest in obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. Some of these obligations are backed by the full faith and credit of the U.S. Government (e.g., the Government National Mortgage Association), others are supported by the issuing agency's right to borrow from the U.S. Treasury (e.g., securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (e.g., the Federal National Mortgage Association).

The Prime Series may also invest in a broad range of commercial and bank obligations that the investment advisor, under guidelines established by the Board of Directors, believes present minimal credit risk and that satisfy the criteria for such obligations described below:

The Prime Series may invest in instruments consisting of commercial paper and variable amount master demand notes. Eligible commercial paper is limited to short-term, unsecured promissory notes issued by corporations that (i) are rated Prime-1 by Moody's Investor Services, Inc. ("Moody's") or A-1+ or A-1 by Standard and Poor's Ratings Group ("S&P"), or (ii) if not rated by Moody's or S&P, are of comparable quality to Prime-1 or A-1+ or A-1 instruments as determined by the Fund's investment advisor, and (iii) are otherwise "Eligible Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. All master demand notes acquired by the Prime Series will be payable within a prescribed notice period not to exceed seven days. (See the Statement of Additional Information for information with respect to commercial paper and bond ratings.)

The Prime Series may also invest in bank instruments, consisting mainly of certificates of deposit and bankers' acceptances, that (i) are issued by U.S. banks that satisfy applicable quality standards, or (ii) are fully insured as to principal and interest by the Federal Deposit Insurance Corporation.

Other Investment Practices

The Prime Series may enter into the following arrangements:

Repurchase Agreements under which the purchaser (for example, the Prime Series) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. Although the underlying collateral for repurchase agreements may have maturities exceeding 397 days, repurchase agreements entered into by the Prime Series will not have a stated maturity in excess of seven days from the date of purchase. Default by, or bankruptcy proceedings with respect to the seller may, however, expose the Series to possible loss because of the adverse market action or delay in connection with the disposition of the underlying obligations.

When-Issued Securities involving commitments by the Prime Series to purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Prime Series will generally not pay for such securities or start earning interest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities.

Reverse Repurchase Agreements involving the sale of money market instruments held by the Prime Series, with an agreement to repurchase the instruments at an agreed upon price and date. The Prime Series will employ reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions. The Prime Series will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments, which would otherwise have to be liquidated to meet redemptions, is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities retained by the Prime Series in lieu of liquidation may decline below the repurchase price of the securities sold by the Prime Series, which it is obligated to repurchase.

Investment Restrictions

The Prime Series investment program is subject to a number of investment restrictions that reflect self-imposed standards as well as federal regulatory limitations. The Prime Series will not:

(1) purchase securities of any issuer (other than obligations of the U.S. Government, its agencies or instrumentalities), if immediately after such purchase more than 5% of the value of the Prime Series' assets would be invested in such issuer;

(2) borrow money or issue senior securities, except that the Prime Series may
(i) borrow money from banks for temporary purposes in amounts up to 10% of the value of its total assets at the time of borrowing, provided that any such borrowings will be repaid prior to the purchase of additional portfolio securities, (ii) enter into reverse repurchase agreements in accordance with its investment program and (iii) enter into commitments to purchase securities in accordance with its investment program;

(3) lend money or securities except to the extent that the Prime Series' investments may be considered loans; or

(4) purchase any commercial paper or variable rate demand notes that would cause more than 25% of the value of the Prime Series' total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. The investment objective of the Prime Series as described under "Investment Objective" and the foregoing restrictions are matters of fundamental policy except where noted and may not be changed without the affirmative vote of a majority of the outstanding shares of the Prime Series.

The Prime Series is subject to further investment restrictions that are set forth in the Statement of Additional Information.

5 How to Invest in the Quality Cash Reserve Prime Shares

General Information on Purchases

Quality Cash Reserve Prime Shares are offered primarily to customers of Participating Dealers that have correspondent relationships with BT Alex. Brown, but Quality Cash Reserve Prime Shares are also offered through other Participating Dealers that provide certain shareholder services. Purchases of Quality Cash Reserve Prime Shares may be made only through Participating Dealers. The terms and conditions under which purchases may be effected are governed by the investor's agreement with the Participating Dealer.

The minimum initial investment is $1,500. Subsequent investments must be at least $100. Orders for purchase of Quality Cash Reserve Prime Shares are accepted only on a "business day of the Fund," which means any day on which PNC Bank, National Association ("PNC"), the Fund's custodian, and the New York Stock Exchange are open for business. It is expected that during the next twelve months, PNC and/or the New York Stock Exchange will be closed on Saturdays and Sundays and on New Year's Day,

Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

An order to purchase Quality Cash Reserve Prime Shares is effective only when a Participating Dealer receives it in proper form and the investor has an available cash balance in his account for investment. The Fund reserves the right to reject any order for purchase of Quality Cash Reserve Prime Shares. Quality Cash Reserve Prime Shares are purchased at the net asset value next determined after acceptance of the order.

The net asset value of the Prime Series is determined daily as of 12:00 noon (Eastern Time) on each business day of the Fund. Because the Fund uses the amortized cost method of valuing the portfolio securities of the Prime Series and rounds the per share net asset value of shares of the Prime Series, it is anticipated that the net asset value of the Prime Series will remain constant at $1.00 per share, but there can be no assurance that this objective can be met. Share purchases effected before 12:00 noon (Eastern Time) begin to earn dividends on the same business day. Share purchases received after 12:00 noon (Eastern Time) begin to earn dividends on the following day. Payments transmitted by check are normally converted into federal funds within two business days and are accepted subject to collection at full face amount.

Purchases through an Account

Share purchases may be effected through an investor's account maintained with a Participating Dealer, through procedures established in connection with the requirements of the Fund and such Participating Dealer. A Participating Dealer may impose minimum investor account requirements. Although Participating Dealers do not impose sales charges for purchases of Quality Cash Reserve Prime Shares, brokers may charge an investor's account fees for services provided to the account. (See "Management of the Fund-- Distributor.") Information concerning account requirements, services and charges should be obtained from an investor's broker. This Prospectus should be read in conjunction with any information received from a Participating Dealer.

Automatic Investment and Redemption
Program


The Fund has established a special procedure whereby proceeds from sales of securities will be combined with other available credit balances in a Participating Dealer's customer's account (the "account") on the settlement date and invested in Quality Cash Reserve Prime Shares. In addition, all credit balances in an account at the end of each day are invested on the next business day of the Fund so long as the resulting Fund balance is $100 or more. Additionally, Fund shares will be redeemed automatically to pay for securities purchases in the account. Such redemption will be made on the settlement date of the securities purchase.

The initial purchase requirement of $1,500 does not apply to those shareholders who elect to take part in the Automatic Investment and Redemption Program. Investors should contact a Participating Dealer for more information.

6 How to Redeem Shares
Shareholders may redeem all or part of their Quality Cash Reserve Prime Shares on any business day of the Fund by transmitting a redemption order to a Participating Dealer. A redemption request is effected at the net asset value next determined after tender of shares for redemption. Redemption orders received after 12:00 noon (Eastern
Time) will be executed the following business day at the net asset value of the Prime Series to be redeemed next determined after receipt of the order. The terms and conditions under which redemptions may be effected are governed by the shareholder's agreement with the Participating Dealer.

Redemption by Check

Shareholders who complete the necessary forms may establish special check redemption privileges that entitle them to write checks drawn on the Fund that will clear through the Fund's account with PNC, in any amount not less than $250. The payee of the check may cash or deposit it in the same way as an ordinary bank check. Shareholders are entitled to dividends on the shares redeemed until the check has been presented to PNC for payment. If the amount of the check exceeds the value of the Quality Cash Reserve Prime Shares in the account, the check will be returned to the payee marked "non-sufficient funds." Checks written in amounts less than $250 may also be returned. The Fund in its discretion will honor such checks but will charge the account a servicing fee of $15. Cancelled checks will not be returned to the shareholder, but the amounts will be reflected on the shareholder's monthly statement of account with his Participating Dealer. Since the total amount of shares in an account may vary, shareholders should not attempt to redeem their entire account by check.


The Fund reserves the right to terminate or alter check redemption privileges at any time, to impose a service charge, or to charge for checks. The Fund also may charge a shareholder's account for returned checks and for effecting stop orders.

If a shareholder desires check redemption privileges, the necessary forms may be obtained through a Participating Dealer.

Redemption by Wire

A shareholder who wishes to redeem $10,000 or more and who has previously completed the necessary authorizations, may request that payment be made by wire transfer of federal funds. In such case, once the redemption is effected, payment will be made in federal funds wired to the shareholder's bank on the same day. The Participating Dealer may subtract from the redemption proceeds the cost of effecting the wire transfer.

Redemption by Mail

Shareholders may redeem Quality Cash Reserve Prime Shares in any amount by mailing a redemption request to a Participating Dealer. Payment for shares redeemed by mail will be made by check and will ordinarily be mailed within seven days after receipt by the Participating Dealer of a written redemption request in good order. The request must include the following:

(1) a letter of instruction specifying the Participating Dealer account number and the number of Quality Cash Reserve Prime Shares or dollar amount to be redeemed (or that all Quality Cash Reserve Prime Shares credited to a Participating Dealer account be redeemed), signed by all owners of the Quality Cash Reserve Prime Shares in the exact names in which their account is maintained;

(2) a guarantee of the signature of each registered owner by a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, credit union (if authorized under state law), a securities exchange or association, clearing agency or savings association; and

(3) any additional documents required by the Fund or transfer agent for redemption by corporations, partnerships, trusts or fiduciaries.

Additional Information on Redemption

Dividends payable up to the date of redemption on redeemed shares will be paid on the next dividend payment date. If all of the shareholder's shares have been redeemed on the dividend payment date, the dividend will be credited in cash to the shareholder's account.

The Board of Directors may authorize redemption of all shares in an account that has been reduced by the shareholder to less than $500, if the Board of Directors determines that it is necessary to reduce disproportionately burdensome expenses of servicing small accounts or is otherwise in the best interest of the Fund. At least 60 days' prior notice will be given to allow a shareholder to make an additional minimum investment set by the Board of Directors to avoid redemption.

7 Dividends and Taxes

Dividends

All of the net income earned on the Prime Series is normally declared as dividends daily to the respective shareholders of record of the Prime Series. Dividends on the Prime Series are normally payable on the first day that a share purchase order is effective but not on the date that a redemption order is effective. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the Prime Series at net asset value, unless the shareholder has elected to have dividends paid in cash.

Taxes

The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislation, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or the shareholders, and the discussion herein is not intended as a substitute for careful tax planning. Accordingly, shareholders are advised to consult with their own tax advisors concerning the application of state and local taxes to investments in the Prime Series, which may differ from the federal income tax consequences described above. Additional information concerning taxes is set forth in the Statement of Additional Information.

The Prime Series has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as the Prime Series qualifies for this tax treatment, it will not be required to pay federal income taxes on amounts distributed to shareholders; but shareholders, unless otherwise exempt, will pay taxes on amounts so distributed.

Distributions of net investment company taxable income (generally, net investment income plus net short-term capital gains, if any) are taxed to shareholders as ordinary income. Distributions will not be eligible for the dividends received deduction otherwise available to corporate shareholders. Although the Prime Series does not expect to realize any long-term capital gains, any distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) will be taxable to shareholders as long-term capital gains, regardless of the length of time a shareholder has held the shares.

Ordinarily, shareholders will include in their taxable income all dividends declared by a Series in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholders and paid by the Prime Series in the year in which the dividends were declared.

The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

The sale, exchange or redemption of shares is a taxable event for the shareholder.


8 Management of the Fund
  Board of Directors

The overall business and affairs of the Fund are managed by its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, custodian and transfer agent. A majority of the Board of Directors of the Fund have no affiliation with the Distributor or the Fund's advisor.

Investment Advisor

Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust New York Corporation, was organized in 1987 and acts as the investment advisor to the Prime Series. ICC supervises and manages the Prime Series' operations and generally provides management and administrative services for the Prime Series. ICC is also investment advisor to several funds in the Flag Investors family of funds which, as of May 31, 1997, had net assets of approximately 5.5 billion.

As compensation for providing investment advisory services to the Prime Series for the fiscal year ended March 31, 1997, ICC received a fee equal to .27% of the Prime Series' average daily net assets. ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to the Prime Series to preserve or enhance the performance of such Series.

ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Prime Series. (See "Custodian, Transfer Agent and Accounting Services.")

In the fiscal year ended March 31, 1997, the expenses borne by the Quality Cash Reserve Prime Shares class of the Prime Series, including the fees to ICC, amounted to .91% (net of fee waivers) of such class' average daily net assets.

Distributor

Effective September 1, 1997, ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") acts as distributor for the Quality Cash Reserve Prime Shares. Prior to September 1, 1997, Alex Brown & Sons Incorporated served as distributor for the Quality Cash Reserve Prime Shares for the same compensation and on substantially the same terms and conditions as ICC Distributors. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including the Flag Investors family of funds. ICC Distributors is not affiliated with the Prime Series' advisor.

As compensation for its services, ICC Distributors is entitled to receive an annual fee from the Fund, equal to .60% of the average daily net assets invested in Quality Cash Reserve Prime Shares. ICC Distributors currently reduces its distribution fee, on a voluntary basis, to .53% of the Quality Cash Reserve Prime Shares' average daily net assets. (See "Table of Fees and Expenses.")

ICC Distributors expects to allocate up to all of its annual fee received from the Fund to Participating Dealers as compensation for opening shareholder accounts, processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and operations of the Fund, and communicating with the Fund and its transfer agent on behalf of the Fund's shareholders. Additionally, ICC Distributors bears all expenses associated with advertisements, promotional materials, sales literature and printing and mailing prospectuses to other than Fund shareholders. ICC Distributors will from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to Participating Dealers.

9 Current Yield

From time to time the Fund advertises the "yield" and "effective yield" of a particular Series or class. Both figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Series or class refers to the income generated by an investment in that Series or class over a seven-day period (which period will be stated in the advertisement.) This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week of a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The yield for the Quality Cash Reserve Prime Shares may be obtained by calling any Participating Dealer.

10 General Information

Description of Shares

The Fund is an open-end, diversified management investment company. The Fund was reorganized under the laws of the State of Maryland on April 5, 1990. The Fund is authorized to issue 8 billion shares of common stock with a par value of $.001 per share. Shares of the Fund are divided into three series, each with a par value of $.001 - the Prime Series, the Treasury Series and the Tax-Free Series. Each of the Series currently offers one or more classes of shares, which classes differ from each other principally in the allocation of certain expenses and the method of distribution, which may affect performance. For information regarding the other classes of shares, please call (800) 553-8080 or a Participating Dealer. Shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular Series or class will have the exclusive right to vote on matters affecting only the rights of the holders of such Series or class. For example, holders of a particular Series will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such Series. In the event of dissolution or liquidation, holders of shares of each Series will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective Series less (b) the liabilities of the Fund attributable to the respective Series or allocated among all Series based on the respective liquidation value of each Series.

There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional series or classes of Fund shares without shareholder approval.

Custodian, Transfer Agent and Accounting
Services

Investment Company Capital Corp. is the Fund's transfer and dividend disbursing agent and provides accounting services to the Prime Series. As compensation for providing accounting services to the Prime Series for the fiscal year ended March 31, 1997, ICC received a fee equal to .01% of the Prime Series' average daily net assets. (See the Statement of Additional Information.) PNC acts as custodian for the Fund's portfolio securities and cash. The Fund's Board of Directors has approved Bankers Trust Company, a subsidiary of Bankers Trust New York Corporation and an affiliate of the Fund, as custodian. Currently, it is anticipated that Bankers Trust Company will provide custodial services to the Fund effective September 22, 1997.

Annual Meetings

Unless required under applicable Maryland law, the Fund does not expect to hold annual meetings of shareholders. However, shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent. A meeting of shareholders may be called at the request of the holders of 10% or more of the Fund's outstanding shares.

Reports

The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, Coopers & Lybrand L.L.P.

Shareholder Inquiries

Shareholders with inquiries concerning their shares should contact any Participating Dealer.

                        QUALITY CASH RESERVE PRIME SHARES
               (A Class of BT Alex. Brown Cash Reserve Fund, Inc.)





                              Investment Advisor
                       INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                           Baltimore, Maryland 21202




         Distributor                                    Fund Counsel
    ICC DISTRIBUTORS, INC.                      MORGAN, LEWIS & BOCKIUS LLP
       P.O. Box 7558                                2000 One Logan Square
    Portland, Maine 04101                     Philadelphia, Pennsylvania 19103





           Custodian                              Independent Accountants
           PNC BANK                               COOPERS & LYBRAND L.L.P.
     Airport Business Center                      2400 Eleven Penn Center
       200 Stevens Drive                      Philadelphia, Pennsylvania 19103
  Lester, Pennsylvania 19113





                                Transfer Agent
                       INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                           Baltimore, Maryland 21202
                                 (800) 553-8080

--------------------------------------------------------------------------------


                                [GRAPHIC OMITTED]


                                 FLAG INVESTORS
                            CASH RESERVE PRIME SHARES
                          (Class A and Class B Shares)

                   Prospectus & Application -- August 1, 1997
                    As Supplemented Through September 1, 1997

--------------------------------------------------------------------------------

BT Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is a money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity.

This Prospectus relates to the Flag Investors Cash Reserve Prime Shares--Class A and Class B (the "Flag Investors Shares") of the Prime Series of the Fund. Flag Investors Shares are available through the Fund's distributor (the "Distributor") as well as Participating Dealers and Shareholder Servicing Agents. However, Flag Investors Class B Shares are available only through the exchange of Class B shares of other funds in the Flag Investors family of funds. (See "How to Invest in the Fund.")

The Fund's Statement of Additional Information and separate prospectuses concerning the other Series and classes of shares of the Fund may be obtained without charge from the Fund or any securities dealer that has entered into a dealer agreement with the Distributor with respect to such other Series or classes.

This Prospectus sets forth basic information that investors should know about the Flag Investors Shares prior to investing and should be read and retained for future reference. A Statement of Additional Information dated August 1, 1997, as supplemented through September 1, 1997, has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 553-8080.

For current yield information and for purchase and redemption information, call your investment representative or 410-895-5995.

TABLE OF CONTENTS


Fund Expenses   ..................      1
Financial Highlights  ............      2
Investment Program    ............      5
Investment Restrictions  .........      6
How to Invest in the Fund   ......      6
How to Redeem Shares  ............      9
Telephone Transactions   .........      9
Dividends and Taxes   ............     10
Management of the Fund   .........     11
Investment Advisor    ............     11
Distributor  .....................     11
Custodian, Transfer Agent and
    Accounting Services  .........     12
Current Yield   ..................     12
General Information   ............     12
Application  .....................    A-1

THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANKERS TRUST COMPANY OR ANY OTHER BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE PRIME SERIES WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


Flag Investors Funds
P.O. Box 515
Baltimore, Maryland 21203

--------------------------------------------------------------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FUND EXPENSES

--------------------------------------------------------------------------------

                                                                                  Flag           Flag
                                                                                Investors      Investors
                                                                                Class A         Class B
                                                                                 Shares          Shares
                                                                                -----------   --------------
Shareholder Transaction Expenses:
Maximum Sales Charge Imposed on Purchases   .................................      None*          None
Maximum Sales Charge Imposed on Reinvested Dividends ........................      None           None
Maximum Deferred Sales Charge (as a percentage of original purchase price or
 redemption proceeds, whichever is lower)   .................................      None*          4.00%**

Annual Fund Operating Expense (as a percentage of average daily net assets):
Management Fees  ............................................................       .27%           .27%
12b-1 Fees ..................................................................       .25%           .75%
Other Expenses (including a .25% shareholder servicing fee for Flag Investors
 Class B Shares) ............................................................       .11%           .36%***
                                                                                  -----        -------
Total Operating Expenses  ...................................................       .63%          1.38%
                                                                                  =====        =======

---------------
 * Flag Investors Class A Shares are not subject to a sales charge; however, shareholders of other Flag Investors funds who exchange their Class A shares of such funds for Flag Investors Class A Shares will retain liability for any contingent deferred sales charge due on such shares upon redemption. (See "How to Invest in the Fund -- Purchases by Exchange.")

 ** A declining contingent deferred sales charge will be imposed on redemptions of Flag Investors Class B Shares made within six years of purchase. Flag Investors Class B Shares will automatically convert to Flag Investors Class A Shares six years after purchase. (See "How to Invest in the Fund -- Flag Investors Class B Shares.")

*** A portion of the shareholder servicing fee is allocated to member firms of the National Association of Securities Dealers, Inc. and qualified banks for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.


Example:                                                    1 year     3 years     5 years     10 years
--------                                                    -------    --------    --------    ---------
You would pay the following expenses on a $1,000 invest-
ment, assuming (1) 5% annual return and (2) redemption at
the end of each time period:

 Flag Investors Class A Shares   ........................     $ 6        $20         $35         $ 79
 Flag Investors Class B Shares   ........................     $54        $74         $96         $126*
You would pay the following expenses on the same invest-
ment, assuming no redemption:
 Flag Investors Class B Shares   ........................     $14        $44         $76         $126*

-----------
* Expenses assume that Class B Shares are converted to Class A Shares at the end of six years. Therefore, the expense figures assume six years of Class B expenses and four years of Class A expenses.

The Expenses and Example shown in the table above should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

     The purpose of the foregoing table is to describe the various costs and expenses that an investor in Flag Investors Shares may bear directly or indirectly. A person who purchases Flag Investors Shares through a financial institution may be charged separate fees by the financial institution. (For more complete descriptions of the various costs and expenses, see "How to Invest in the Fund--Offering Price," "Investment Advisor and Sub-Advisor" and "Distributor.")

     Actual expenses may be greater or less than those shown. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders of the Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc.


                                                                               1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


     The financial highlights included in this table are a part of the Fund's financial statements for the Prime Series for the indicated fiscal periods that have been audited by the Fund's independent accountants. The financial statements and financial highlights for the fiscal year ended March 31, 1997 and the report of the Fund's independent accountants thereon are included in the Statement of Additional Information, which can be obtained at no charge by calling the Fund at (800) 767-FLAG.

Prime Series (including Flag Investors Class A Shares(1)

(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                   For the Year Ended March 31,
                                            --------------------------------------------------------------------------
                                                 1997(1)              1996(1)           1995(1)            1994(1)
                                            ------------------  -----------------  -----------------  ----------------
Per Share Operating Performance:
 Net asset value at beginning of period      $          1.00     $         1.00     $         1.00    $        1.00
                                             ---------------     --------------     --------------    --------------
Income from Investment Operations:
 Net investment income  ..................            0.0478             0.0524             0.0442           0.0262
Less Distributions:
 Dividends from net investment income  ...           (0.0478)           (0.0524)           (0.0442)         (0.0262)
                                             ---------------     --------------     --------------    --------------
 Net asset value at end of period   ......   $          1.00     $         1.00     $         1.00    $        1.00
                                             ===============     ==============     ==============    ==============
Total Return(3)
 Based on net asset value per share ......              4.88%              5.36%              4.51%            2.65%
Ratios to Average Daily Net Assets:
 Expenses   ..............................              0.63%              0.60%              0.61%            0.62%
 Net investment income  ..................              4.78%              5.25%              4.26%            2.62%
Supplemental Data:
 Net assets at end of period  ............    $2,552,053,912(5)  $2,392,658,047     $1,479,806,435   $1,368,451,627
 Number of shares outstanding at end of
   period   ..............................     2,552,045,195      2,392,661,216      1,479,804,186    1,368,449,549

--------------------------------------------------------------------------------

(1) Per share information and ratios of the Flag Investors Class A Shares are identical to the Prime Shares since January 5, 1989 (the date Flag Investors Class A Shares commenced operations).
(2) The Fund's fiscal year-end was changed to March 31.
(3) Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
(4) Annualized.
(5) Net assets consist of: Prime Shares -- $2,545,532,365 and Flag Investors Class A Shares -- $6,521,574.


2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






--------------------------------------------------------------------------------

                                                                                   For the
                                                                                   Eleven
                                                                                   Months
                                                                                   Ended                For the
                        For the Year Ended March 31,                              March 31,        Year Ended April 30,
-----------------------------------------------------------------------------   ----------------   ---------------------
     1993(1)              1992(1)             1991(1)             1990(1)          1989(1)(2)              1988
-----------------   -----------------   -----------------   -----------------   ----------------   ---------------------
 $         1.00      $         1.00      $         1.00      $         1.00      $        1.00         $       1.00
 --------------      --------------      --------------      --------------      ---------------       ------------

         0.0295              0.0485              0.0734              0.0846             0.0712               0.0647

        (0.0295)            (0.0485)            (0.0734)            (0.0846)           (0.0712)             (0.0647)
 --------------      --------------      --------------      --------------      ---------------       ------------
 $         1.00      $         1.00      $         1.00      $         1.00      $        1.00         $       1.00
 ==============      ==============      ==============      ==============      ===============       ============
           2.99%               4.96%               7.59%               8.80%              8.01%(4)             6.67%


           0.63%               0.61%               0.59%               0.52%              0.54%(4)             0.52%
           2.95%               4.84%               7.31%               8.42%              7.81%(4)             6.46%

 $1,481,103,834      $1,512,362,510      $1,295,888,161      $1,312,276,151     $1,084,793,157         $874,051,953
  1,481,101,756       1,512,360,432       1,295,888,161       1,312,272,415      1,084,789,421          874,047,336


                                                                               3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS(concluded)

--------------------------------------------------------------------------------
Prime Series (Flag Investors Class B Shares)

(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                            For the Period
                                                            For the         April 3, 1995(1)
                                                          Year Ended           through
                                                         March 31, 1997     March 31, 1996
                                                         ----------------   ---------------
Per Share Operating Performance:
 Net asset value at beginning of period   ............      $    1.00         $    1.00
                                                            ---------         -----------
Income from Investment Operations:
 Net investment income  ..............................         0.0414            0.0361

Less Distributions:
 Dividends from net investment income  ...............        (0.0414)          (0.0361)
                                                            ---------         -----------
 Net asset value at end of period   ..................      $    1.00         $    1.00
                                                            =========         ===========
Total Return:
 Based on net asset value per share ..................           4.22%             3.69%(2)
Ratios to Average Daily Net Assets:
 Expenses   ..........................................           1.38%             1.38%(2)
 Net investment income  ..............................           4.14%             4.30%(2)
Supplemental Data:
 Net assets at end of period  ........................      $ 227,098         $  10,200
 Number of shares outstanding at end of period  ......        227,098            10,200

-----------
(1) Commencement of operations.
(2) Annualized.


4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT PROGRAM

--------------------------------------------------------------------------------
      The Fund is a money market fund which seeks as high a level of current income as is consistent with preservation of capital and liquidity. This Prospectus relates exclusively to the Flag Investors Class A and Class B
Shares, which are two of the five classes of shares currently offered by the Prime Series.

Investment Objective

      The investment objective of the Prime Series is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The Prime Series endeavors to achieve its objective by investing in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase.

Portfolio Investments

      The Prime Series seeks to achieve its objective by investing in domestic money market instruments that satisfy strict credit quality standards and that mature within 397 days or less from the date of purchase. The Prime Series may invest in U.S. Treasury obligations, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government and a broad range of bank and commercial obligations that the investment advisor, under guidelines established by the Board of Directors, believes present minimal credit risk and that satisfy the criteria for such obligations discussed below:

      U.S. Treasury Obligations consisting of marketable securities and instruments issued by the United States Treasury, including bills, notes, bonds and other obligations.

      Obligations of U.S. Government Agencies consisting of obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. Some of these obligations are backed by the full faith and credit of the U.S. Government (e.g., the Government National Mortgage Association), others are supported by the issuing agency's right to borrow from the U.S. Treasury (e.g., securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (e.g., the Federal National Mortgage Association).

      Bank Instruments consisting mainly of certificates of deposit and bankers' acceptances that (a) are issued by U.S. banks that satisfy applicable quality standards; or (b) are fully insured as to principal and interest by the Federal Deposit Insurance Corporation.

      Commercial Instruments consisting of commercial paper and variable amount master demand notes. Eligible commercial paper is limited to short-term unsecured promissory notes issued by corporations that (i) are rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1+ or A-1 by Standard & Poor's Ratings Group ("S&P"); or (ii) if not rated by Moody's or S&P, are of comparable quality to Prime-1 or A-1+ or A-1 instruments as determined by the Fund's investment advisor; and (iii) are otherwise "Eligible Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. All master demand notes acquired by the Prime Series will be payable within a prescribed notice period not to exceed seven days. (See the Statement of Additional Information for information with respect to commercial paper and bond ratings.)

      The Prime Series may enter into the following arrangements:

      Repurchase Agreements under which the purchaser (for example, the Prime Series) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. Although the underlying collateral for repurchase agreements may have maturities exceeding 397 days, repurchase agreements entered into by the Prime Series will not have a stated maturity in excess of seven days from the date of purchase. Default by, or bankruptcy proceedings with respect to the seller may, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

      When-Issued Securities involving commitments by the Prime Series to purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Prime Series will generally not pay for such securities or start earning interest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities.

      Reverse Repurchase Agreements involving the sale of money market instruments held by the Prime

                                                                               5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Series, with an agreement to repurchase the instrument at an agreed upon price and date. The Prime Series will employ reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions. The Prime Series will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities retained by the Prime Series in lieu of liquidation may decline below the repurchase price of the securities sold by the Prime Series, which it is obligated to repurchase.

INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

      The Prime Series' investment program is subject to a number of investment restrictions that reflect self-imposed standards as well as federal regulatory limitations. The Prime Series will not:

(1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities), if immediately after such purchase more than 5% of the value of the Prime Series' assets would be invested in such issuer;

(2) purchase any commercial paper or variable rate demand notes that would cause more than 25% of the value of the Prime Series' total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry;

(3) borrow money or issue senior securities, except that the Prime Series may
    (a) borrow money from banks for temporary purposes in amounts up to 10% of the value of the Prime Series' total assets at the time of borrowing, provided that any such borrowings will be repaid prior to the purchase of additional portfolio securities by the Prime Series, (b) enter into reverse repurchase agreements in accordance with its investment program, and (c) enter into commitments to purchase securities in accordance with the Prime Series' investment program, which commitments may be considered the issuance of senior securities; or

(4) lend money or securities except to the extent that the Prime Series' investments may be considered loans.

      The Prime Series' investment objective as described under "Investment Objective" and the foregoing restrictions are matters of fundamental policy and may not be changed without the affirmative vote of a majority of the outstanding shares of the Prime Series.

      The Prime Series is subject to further investment restrictions that are set forth in the Statement of Additional Information.

HOW TO INVEST IN THE FUND

--------------------------------------------------------------------------------
General Information on Purchases

      Flag Investors Class A Shares may be purchased from the Distributor, through any securities dealer that has entered into a dealer agreement with the Distributor ("Participating Dealers") or through any financial institution that has entered into a Shareholder Servicing Agreement with the Fund ("Shareholder Servicing Agents"). Flag Investors Class A Shares may also be purchased by completing the Application Form attached to this Prospectus and returning it, together with payment of the purchase price, to the address shown on the Application Form. In addition, Flag Investors Class A Shares may be purchased through the exchange of Class A Shares of other funds in the Flag Investors family of funds (see "Purchases by Exchange" below).

      Flag Investors Class B Shares may be purchased only through the exchange of Class B shares of other funds in the Flag Investors family of funds (see "Purchases by Exchange" below). Exchanges may be effected through the Distributor or any Participating Dealer or Shareholder Servicing Agent.

      Purchase orders for Flag Investors Shares will be executed at a per share price equal to the net asset value next determined after receipt of a completed purchase order for such shares (the "Offering Price").

      The minimum initial investment in Flag Investors Class A Shares is $2,000, except that the minimum initial investment for shareholders of any other Flag Investors fund or class is $500 and the minimum initial investment for participants in the Flag Investors Class A Shares' Automatic Investing Plan is $250. The minimum initial investment in Flag Investors Class B Shares, which are available only through exchange, is $500. Each subsequent investment must be at least $100 per class, except that the minimum subsequent

6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

investment under the Flag Investors Class A Shares' Automatic Investing Plan is $250 for quarterly investments and $100 for monthly investments. (See "Purchases Through Automatic Investing Plan" below.) There is no minimum investment requirement for qualified retirement plans (i.e., 401(k) plans or pension and profit sharing plans). IRA accounts are, however, subject to the $2,000 minimum initial investment requirement. There is no minimum investment requirement for spousal IRA accounts. Orders for purchases of Flag Investors Shares are accepted on any day on which PNC Bank, National Association ("PNC"), the Fund's custodian, and the New York Stock Exchange are open for business (a "Business Day"). It is expected that during the next twelve months, PNC and/or the New York Stock Exchange will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

      An order to purchase Flag Investors Shares is effective only when the Distributor, a Participating Dealer or a Shareholder Servicing Agent receives an order in proper form and federal funds are available to the Fund for investment. The Fund reserves the right to reject any order for purchase of Flag Investors Shares. Flag Investors Shares are purchased or exchanged at the net asset value next determined after acceptance of the order.

      The net asset value of Flag Investors Shares is determined daily as of 12:00 noon (Eastern Time) on each Business Day. Because the Prime Series uses the amortized cost method of valuing its portfolio securities and rounds the per share net asset value of shares, it is anticipated that the net asset value of Flag Investors Shares will remain constant at $1.00 per share, but there can be no assurance that this objective can be met. Share purchases effected before 12:00 noon (Eastern Time) begin to earn dividends on the same Business Day. Share purchases received after 12:00 noon (Eastern Time) begin to earn dividends on the following day. Payments transmitted by check are normally converted into federal funds within two Business Days and are accepted subject to collection at full face amount. If purchases of Flag Investors Shares are made by check, redemption of those shares may be restricted. (See "How to Redeem Shares.")

Offering Price

      Flag Investors Shares may be purchased or exchanged through the Distributor, Participating Dealers or Shareholder Servicing Agents at net asset value. Flag Investors Class B Shares are subject to a contingent deferred sales charge described below.

Flag Investors Class B Shares

      A contingent deferred sales charge will be imposed on certain Flag Investors Class B Shares redeemed within six years of the initial purchase of the original Class B shares tendered for exchange (the "Initial Purchase"). The charge is assessed on an amount equal to the lesser of the then-current market value of the Flag Investors Class B Shares redeemed or the total cost of such shares. Accordingly, even if the market value increases, the contingent deferred sales charge will not be applied to dollar amounts representing appreciation or reinvestment of dividends or capital gains distributions.

      In determining whether the contingent deferred sales charge is applicable to a redemption, the calculation is made in the manner that results in the lowest possible rate. Therefore, it is assumed that the redemption is first of any Flag Investors Class B Shares in the shareholder's account that represent reinvested dividends and distributions and second of Flag Investors Class B Shares held the longest during the six year period. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the Initial Purchase until the redemption of the Flag Investors Class B Shares (the "holding period"). For purposes of determining this holding period, all payments during a month are aggregated and deemed to have been made on the first day of the month. The following table sets forth the rates of the contingent deferred sales charge.

                             Contingent Deferred Sales Charge
Year Since Purchase          (as a percentage of the dollar
Payment was Made               amount subject to charge)
--------------------------------------------------------------
First...............................      4.0%
Second .............................      4.0%
Third ..............................      3.0%
Fourth .............................      3.0%
Fifth...............................      2.0%
Sixth...............................      1.0%
Thereafter..........................      None*
--------------------------------------------------------------
* As described more fully below, Flag Investors Class B Shares automatically convert to Flag Investors Class A Shares six years after the beginning of the calendar month in which the purchase order is accepted.

      There are other classes of BT Alex. Brown Cash Reserve Fund, Inc. that may be purchased and redeemed without the payment of any sales charge.

      Waiver of Contingent Deferred Sales Charge. The contingent deferred sales charge will be waived on the redemption of Flag Investors Class B Shares (i) following the death or initial determination of disability (as defined in the Internal Revenue Code of 1986, as amended) of a shareholder; or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other
                                                                               7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

retirement plan to a shareholder who has attained the age of 70 1/2. The waiver with respect to (i) above is only applicable in cases where the shareholder account is registered (a) in the name of an individual person, (b) as a joint tenancy with rights of survivorship, (c) as community property or (d) in the name of a minor child under the Uniform Gifts or Uniform Transfers to Minors Act. A shareholder, or his or her representative, must notify the Fund's transfer agent (the "Transfer Agent") prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver. For information on the imposition and waiver of the contingent deferred sales charge, contact the Transfer Agent at (800) 553-8080.

      Automatic Conversion to Class A Shares. Six years after the beginning of the calendar month in which the Initial Purchase is accepted, Flag Investors Class B Shares will automatically convert to Flag Investors Class A Shares and will no longer be subject to the higher distribution and service fees. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The conversion is not a taxable event to the shareholder.

      For purposes of conversion to Flag Investors Class A Shares, shares received as dividends and other distributions paid on Flag Investors Class B Shares in the shareholder's account will be considered to be held in a separate sub-account. Each time any Flag Investors Class B Shares in the shareholder's account (other than those in the sub-account) convert to Flag Investors Class A Shares, an equal pro rata portion of the Flag Investors Class B Shares in the sub-account will also convert to Flag Investors Class A Shares.

Systematic Purchase Plan

      The Fund has established a Systematic Purchase Plan pursuant to which shareholders may elect to have a predetermined amount of their Flag Investors Class A Shares redeemed, on a regular basis (for example, monthly), and the proceeds of such redemption used to purchase (at net asset value plus any applicable front-end sales charge) shares of any other fund or funds in the Flag Investors family of mutual funds selected in advance by the shareholder. Shareholders may establish a Systematic Purchase Plan at any time by completing a Systematic Purchase Plan Participation and Authorization Form and delivering or mailing the completed form to the Distributor, a Participating Dealer or a Shareholder Servicing Agent. For more information and to obtain a form, shareholders should contact the Distributor, a Participating Dealer or a Shareholder Servicing Agent.

Purchases by Exchange

      As permitted pursuant to any rule, regulation or order promulgated by the SEC, shareholders of other Flag Investors funds may exchange their shares of those funds for an equal dollar amount of Flag Investors Shares of the same class. When a shareholder acquires Flag Investors Shares through an exchange from shares of another fund in the Flag Investors family of funds, the Fund will combine the period for which the original shares were held prior to the exchange with the holding period of the shares acquired in the exchange for purposes of determining what, if any, contingent deferred sales charge is applicable upon redemption of the acquired shares.

      Flag Investors Class A Shares may be exchanged for Class A shares of other Flag Investors funds upon payment of the applicable sales charges. An investor who has paid a sales charge on Class A shares may thereafter exchange those Class A shares for Class A shares of other Flag Investors funds with i) a higher sales charge, upon payment of an incremental sales charge or ii) an equal or lower sales charge, at net asset value (i.e., without a sales charge).

      The net asset value of shares purchased and redeemed in an exchange request received on a Business Day will be determined on the same day, provided that the exchange request is received prior to 12:00 noon (Eastern Time). Exchange requests received after 12:00 noon (Eastern Time) will be effected on the next Business Day.

      The exchange privilege with respect to other Flag Investors funds may also be exercised by telephone. (See "Telephone Transactions" below.)

      Investors should receive and read the applicable prospectus prior to tendering shares for exchange. The Fund may modify or terminate this offer of exchange at any time on 60 days' prior written notice to shareholders.

Purchases Through Automatic Investing Plan

      Shareholders may purchase Flag Investors Class A Shares regularly by means of an Automatic Investing Plan with a pre-authorized check drawn on their checking accounts. Under this plan, the shareholder may elect to have a specified amount invested monthly or quarterly in Flag Investors Class A Shares. The amount specified by the shareholder will be withdrawn from the shareholder's checking account using the preauthorized check. This amount will be invested in Flag



8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investors Class A Shares at net asset value. Participation in the Automatic Investing Plan may be discontinued either by the Fund or the shareholder upon 30 days' prior written notice to the other party. A shareholder who wishes to enroll in the Automatic Investing Plan or who wishes to obtain additional purchase information may do so by completing the appropriate section of the Application Form attached to this Prospectus.

Purchases Through Dividend Reinvestment

      Dividends are declared daily and reinvested monthly in the form of additional full and fractional Flag Investors Shares of the same class at net asset value, unless a shareholder has elected on his account application to have dividends paid in cash.

      Alternatively, shareholders may have their distributions invested in shares of other funds in the Flag Investors family of funds. Shareholders who are interested in this option should call (800) 553-8080 for additional information.

      Reinvestments of distributions will be effected without a sales charge.

HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

      Shareholders may redeem all or part of their Flag Investors Shares on any Business Day by transmitting a redemption order through the Distributor, a Participating Dealer, a Shareholder Servicing Agent or by regular or express mail to the Transfer Agent. Shareholders may also redeem Flag Investors Shares by telephone (in amounts up to $50,000). (See "Telephone Transactions" below.) Redemption orders received after 12:00 noon (Eastern Time) will be effected the following Business Day at the net asset value per share (reduced by any applicable contingent deferred sales charge) next determined after receipt of the order. If the shares to be redeemed were purchased by check, the Fund reserves the right not to honor the redemption request until the check has cleared, and redemption of such shares by wire, by check redemption or by telephone will be restricted for a period of fifteen calendar days unless the proceeds of redemption are used to purchase other securities through the Distributor. Exchange privileges terminate upon redemption of shares.

      Payment for redeemed shares will be made by check and will ordinarily be mailed within seven days after receipt by the Distributor, a Participating Dealer, a Shareholder Servicing Agent or the Transfer Agent of a duly authorized telephone redemption request or of a redemption request fully completed and, as applicable, accompanied by the documents described below:

(a) A letter of instructions, specifying the shareholder's account number with a Participating Dealer, if applicable, and the number of shares or dollar amount of Flag Investors Class A or Class B Shares to be redeemed, signed by all owners of the shares in the exact names in which their account is maintained;

(b) For redemptions in excess of $50,000, a guarantee of the signature of each registered owner by a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association; and

(c) Any additional documents required for redemption by corporations, partnerships, trusts or fiduciaries.

      Dividends payable up to the date of redemption on redeemed shares will be paid on the next dividend payable date. If all Flag Investors Shares in an account have been redeemed on the dividend payable date, the dividend will be remitted in cash to the shareholder.

      The Board of Directors may authorize redemption of all Flag Investors Shares in an account that has been reduced by the shareholder to less than $500, if the Board of Directors determines that it is necessary to reduce disproportionately burdensome expenses of servicing small accounts or is otherwise in the best interest of the Fund. At least 60 days' prior notice will be given to allow a shareholder to make an additional minimum investment set by the Board of Directors to avoid redemption.

TELEPHONE TRANSACTIONS

--------------------------------------------------------------------------------

      Shareholders may exercise the exchange privilege with respect to other Flag Investors funds, or redeem Flag Investors Shares of either class in amounts up to $50,000, by notifying the Transfer Agent by telephone at (800) 553-8080 on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time) or by regular or express mail to its address listed on the inside back cover of this prospectus.



                                                                               9
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

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Telephone transaction privileges are automatic. However, shareholders may specifically request that no telephone redemptions or exchanges be accepted for their accounts. This election may be made on the Application Form or at any time thereafter by completing and returning appropriate documentation supplied by the Transfer Agent.

      A telephone exchange or redemption placed by 12:00 noon (Eastern Time) is effective that day. Telephone orders placed after 12:00 noon (Eastern Time) will be effected on the following Business Day at the net asset value (less any applicable contingent deferred sales charge on redemptions) next determined after receipt of the order.

      The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These proce-dures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied instructions of such transaction requests. If these procedures are followed, neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine. During periods of extreme economic or market changes, shareholders may experience difficulty in effecting telephone transactions. In such event, requests should be made by regular or express mail. (See "How to Invest in the Fund -- Purchases by Exchange" and "How to Redeem Shares.")

DIVIDENDS AND TAXES

--------------------------------------------------------------------------------
Dividends

      All of the net income earned on the Flag Investors Shares is normally declared as dividends daily to the respective shareholders of record of such shares. Dividends on Flag Investors Shares are normally payable on the first day that a purchase or exchange order is effective but not on the date that a redemption order is effective.

Taxes

      The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or the shareholders, and the discussion herein is not intended as a substitute for careful tax planning. Accordingly, shareholders are advised to consult with their own tax advisors concerning the application of state, local or other taxes to investments in the Prime Series, which may differ from the federal income tax consequences described above. Additional information concerning taxes is set forth in the Statement of Additional Information.

      The Prime Series has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as the Prime Series qualifies for this tax treatment, it will not be required to pay federal income taxes on amounts distributed to shareholders; but shareholders, unless otherwise exempt, will pay taxes on the amounts so distributed.

      Distributions of net investment company taxable income (generally, net investment income plus short-term capital gains, if any) are taxed to shareholders as ordinary income. Although the Prime Series does not expect to realize any long-term capital gains, any distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) will be taxable to shareholders as long-term capital gains, regardless of the length of time a shareholder has held Flag Investors Shares. Distributions from the Fund will not be eligible for the dividends received deduction otherwise available for corporate shareholders.

      Ordinarily, shareholders will include all dividends declared by a Series in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholders and paid by the Prime Series on December 31 of the year in which the dividends were declared.

      The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

      The sale, exchange or redemption of Flag Investors Shares is a taxable event for the shareholder.



10
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

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MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------

      The overall business and affairs of the Fund are managed by its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, custodian and transfer agent. A majority of the Board of Directors of the Fund have no affiliation with the Distributor or the Advisor.


INVESTMENT ADVISOR

--------------------------------------------------------------------------------

      Investment Company Capital Corp. ("ICC" or the "Advisor"), an indirect subsidiary of Bankers Trust New York Corporation, was organized in 1987 and acts as investment advisor to the Prime Series. ICC supervises and manages the Prime Series' operations and generally provides management and administrative services for the Prime Series. In addition, ICC is responsible for managing the Prime Series' investments. ICC is also investment advisor to several funds in the Flag Investors family of funds which, as of May 31, 1997, had net assets of approximately $5.5 billion.

      ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to the Prime Series to preserve or enhance the performance of the Series. As compensation for providing investment advisory services to the Prime Series for the fiscal year ended March 31, 1997, ICC received a fee equal to .27% of the Prime Series' average daily net assets.

      In the fiscal year ended March 31, 1997, the expenses borne by the Prime Series, including the fees to ICC, amounted to .63% of the Prime Series' average daily net assets.

      ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Prime Series. (See "Custodian, Transfer Agent and Accounting Services.")


DISTRIBUTOR

--------------------------------------------------------------------------------

      Effective September 1, 1997, ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") acts as distributor for the Flag Investors Shares. Prior to September 1, 1997, Alex. Brown & Sons Incorporated served as distributor for the Flag Investors Shares for the same compensation and on substantially the same terms and conditions as ICC Distributors. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including the other funds in the Flag Investors family of funds. ICC Distributors is not affiliated with the Advisor.

      Pursuant to Distribution Agreements and Plans of Distribution in effect for the Flag Investors Class A and Class B Shares, the Fund pays ICC Distributors an annual distribution fee, paid monthly, equal to .25% of the Flag Investors Class A Shares' average daily net assets and .75% of the Flag Investors Class B Shares' average daily net assets. ICC Distributors may use a portion of this fee to compensate Participating Dealers for opening shareholder accounts, processing investor purchases, exchanges and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and operations of the Fund, and communicating with the Fund and the Transfer Agent on behalf of the Fund's shareholders. ICC Distributors may also retain Shareholder Servicing Agents, including BT Alex. Brown Incorporated, securities dealers, banks and other financial institutions, to provide services to shareholders. ICC Distributors bears all expenses associated with advertisements, promotional materials, sales literature and printing and mailing prospectuses to prospective shareholders. ICC Distributors may retain, as profit, any amount of the distribution fee that is not so expended.

      Flag Investors Class B Shares are also subject to a shareholder servicing fee at an annual rate of .25% of the average daily net assets of the Flag Investors Class B Shares. This fee is used to compensate ICC Distributors, Participating Dealers and Shareholder Servicing Agents for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments. As compensation for providing shareholder servicing for the Flag Investors Class B Shares, ICC Distributors receives a shareholder servicing fee equal to .25% of the Flag Investors Class B Shares' average daily net assets.

      Financial institutions that act as Shareholder Servicing Agents may impose separate fees in connection with these services, and investors should review this Prospectus in conjunction with any such institution's fee schedule.



                                                                              11
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

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CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES

--------------------------------------------------------------------------------

      Investment Company Capital Corp. is the Fund's transfer and dividend disbursing agent and provides accounting services to the Prime Series. As compensation for providing accounting services to the Prime Series for the fiscal year ended March 31, 1997, ICC received a fee equal to .01% of the Prime Series' average daily net assets. PNC acts as custodian for the Fund's portfolio securities and cash. (See the Statement of Additional Information.) The Fund's Board of Directors has approved Bankers Trust Company, a subsidiary of Bankers Trust New York Corporation and an affiliate of the Fund, as custodian. Currently, it is anticipated that Bankers Trust Company will provide custodial services to the Fund effective September 22, 1997.

CURRENT YIELD

--------------------------------------------------------------------------------

      From time to time the Fund advertises the "yield" and "effective yield" of a particular Series or class. Both figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Series or class refers to the income generated by an investment in that Series or class over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated as a percentage of the investment. The "effective yield" is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Flag Investors Class A or Class B Shares and thus compounded in the course of a 52-week period. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Yields may vary between classes as a result of differences in expenses. The yields for Flag Investors Class A or Class B Shares can be obtained by calling the Fund at (410) 895-5995.

GENERAL INFORMATION

--------------------------------------------------------------------------------
Description of Shares

      The Fund is an open-end, diversified management investment company. The Fund was reorganized under the laws of the State of Maryland on April 5, 1990. The Fund is authorized to issue 8 billion shares of common stock, with a par value of $.001 per share. Shares of the Fund are divided into three series, each with a par value of $.001 -- the Prime Series, the Treasury Series and the Tax-Free Series. Each of the Series currently offers one or more classes, which classes differ from each other principally in distribution fees, in some instances shareholder servicing fees, and the method of distribution, which may affect performance. For information regarding the other classes, please call 1-800-553-8080. Shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular Series or class will have the exclusive right to vote on matters affecting only the rights of the holders of such Series or class. For example, holders of a particular Series will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such Series. In the event of dissolution or liquidation, holders of each Series will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective Series, less (b) the liabilities of the Fund attributable to the respective Series or allocated among all Series based on the respective liquidation value of each Series.

      There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional series or classes of Fund shares without shareholder approval.

Annual Meetings

      Unless required under applicable Maryland law, the Fund does not expect to hold annual meetings of shareholders. However, shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent. A meeting of shareholders may be called at the request of the holders of 10% or more of the Fund's outstanding shares.



12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Reports

The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, Coopers & Lybrand L.L.P.

Shareholder Inquiries

      Shareholders with inquiries concerning their shares should contact the Transfer Agent at (800) 553-8080, the Distributor, or any Participating Dealer or Shareholder Servicing Agent.



                                                                              13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                FLAG INVESTORS CASH RESERVE PRIME CLASS A SHARES
                             NEW ACCOUNT APPLICATION
--------------------------------------------------------------------------------

Make check payable to "Flag Investors Cash Reserve Prime Class A Shares" and mail with this Application to:

  BT Alex. Brown Incorporated/Flag Investors Funds
  P.O. Box 419663
  Kansas City, MO 64141-6663
  Attn: Flag Investors Cash Reserve Prime Class A Shares

For assistance in   completing this Application please call: 1-800-553- 8080,
Monday-Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time).

To open an IRA account please call 1-800-767-3524 for an IRA information kit.

I wish to purchase Flag Investors Cash Reserve Prime Class A Shares in the amount of $__________.

      The minimum initial purchase is $2,000, except that the minimum initial purchase for shareholders of any other Flag Investors Fund or class is $500 and the minimum initial purchase for participants in the Flag Investors Cash Reserve Prime Class A Shares' Automatic Investing Plan is $250. Each subsequent purchase requires a $100 minimum, except that the minimum subsequent purchase under the Flag Investors Cash Reserve Prime Class A Shares' Automatic Investing Plan is $250 for quarterly purchases and $100 for monthly purchases. The Fund reserves the right not to accept checks for more than $50,000 that are not certified or bank checks.

                    Your Account Registration (Please Print)

Existing Account No., if any: ____________

Individual or Joint Tenant
________________________________________________________
First Name             Initial            Last Name
________________________________________________________
Social Security Number
________________________________________________________
Joint Tenant           Initial            Last Name

Corporations, Trusts, Partnerships, etc.
________________________________________________________
Name of Corporation, Trust or Partnership
________________________________________________________
Tax ID Number            Date of Trust
________________________________________________________
Name of Trustees (If to be included in the Registration)
________________________________________________________
For the Benefit of

Gifts to Minors
________________________________________________________
Custodian's Name (only one allowed by law)
________________________________________________________
Minor's Name (only one)
________________________________________________________
Social Security Number of Minor

under the __________________ Uniform Gifts to Minors Act
          State of Residence

Mailing Address
________________________________________________________
Street
________________________________________________________
City                                  State        Zip
________________________________________________________
Daytime Phone

                              Distribution Options

Please check appropriate boxes. If none of the options are selected, all distributions will be reinvested in additional Flag Investors Class A Shares at no sales charge.

     Income Dividends                       Capital Gains
     [ ] Reinvested in additional shares    [ ] Reinvested in additional shares
     [ ] Paid in Cash                       [ ] Paid in Cash

Call (800) 553-8080 for information about reinvesting your dividends in other funds in the Flag Investors Family of Funds.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       Automatic Investing Plan (Optional)

[ ] I authorize you as Agent for the Automatic Investing Plan to automatically invest $_______ in Flag Investors Class A Shares for me, on a monthly or quarterly basis, on or about the 20th of each month or if quarterly, the 20th of January, April, July and October, and to draw a bank draft in payment of the investment against my checking account. (Bank drafts may be drawn on commercial banks only.)

                                           Please attach a voided check.
Minimum Initial Investment: $250
Subsequent Investment (check one): [ ] Monthly ($100 minimum) [ ] Quarterly
                                                                  ($250 minimum)

________________________________________________________________________________
Bank Name                       ________________________________________________
                                Depositor's Signature                  Date
________________________________________________________________________________
Existing Flag Investors Fund Account No., if any
                                ________________________________________________
                                Depositor's Signature                  Date
                                (if joint acct., both must sign)

                             Telephone Transactions

I understand that I will automatically have telephone redemption privileges (for amounts up to $50,000) and telephone exchange privileges (with respect to other Flag Investors Funds) unless I mark one or both of the boxes below.

No, I/We do not want: [ ] Telephone redemption privileges [ ] Telephone exchange privileges

Redemptions effected by telephone will be mailed to the address of record. If you would prefer redemptions mailed to a pre-designated bank account, please provide the following information:

    Bank:___________________________   Bank Account No.: _______________________
 Address:___________________________  Bank Account Name:________________________


                      Signature and Taxpayer Certification

 The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholders who fail to provide the information and/or certifications required below. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

 By signing this Application, I hereby certify under penalties of perjury that the information on this Application is complete and correct and that as required by federal law: (Please check applicable boxes)
 [ ] U.S. Citizen/Taxpayer:
     [ ] I certify that (1) the number shown above on this form is the correct
         Social Security Number or Tax ID Number and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
     [ ] If no Tax ID Number or Social Security Number has been provided above,
         I have applied, or intend to apply, to the IRS or the Social Security Administration for a Tax ID Number or a Social Security Number, and I understand that if I do not provide either number to the Transfer Agent within 60 days of the date of this Application or if I fail to furnish my correct Social Security Number or Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9. You may request such form by calling the Transfer Agent at 800-553-8080).
 [ ] Non-U.S. Citizen/Taxpayer:
     Indicated country of residence for tax purposes:___________________________ Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.

I have received a copy of the Fund's prospectus. I acknowledge that the telephone redemption and exchange privileges are automatic and will be effected as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption or exchange privileges, I have so indicated on this Application.

  The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
_________________________   ____________________________________________________
Signature         Date      Signature (if joint acct., both  must sign)   Date

--------------------------------------------------------------------------------
For Dealer Use Only

Dealer's Name: ________________________  Dealer Code: __________________________

Dealer's Address:______________________  Branch Code: __________________________

                 ______________________

Representative:  ______________________  Rep. No.:    __________________________

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    FLAG INVESTORS CASH RESERVE PRIME SHARES
                         (Class A and Class B Shares)







                               Investment Advisor
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                            Baltimore, Maryland 21202





         Distributor                                    Fund Counsel
    ICC DISTRIBUTORS, INC.                       MORGAN, LEWIS & BOCKIUS LLP
       P.O. Box 7558                                2000 One Logan Square
    Portland, Maine 04101                      Philadelphia, Pennsylvania 19103





          Custodian                                Independent Accountants
PNC BANK, NATIONAL ASSOCIATION                     COOPERS & LYBRAND L.L.P.
   Airport Business Park                            2400 Eleven Penn Center
     200 Stevens Drive                         Philadelphia, Pennsylvania 19103
  Lester, Pennsylvania 19113






                                 Transfer Agent
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                            Baltimore, Maryland 21202
                                 1-800-553-8080


--------------------------------------------------------------------------------